Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information Abstract
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	GILAT SATELLITE NETWORKS LTD
Entity Central Index Key	0000897322
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	41,700,100
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 66,968	$ 56,231
Restricted cash	3,794	7,034
Restricted cash held by trustees	1,664	1,549
Trade receivables, net	60,991	51,654
Inventories	24,973	31,933
Other current assets	29,140	25,767
Total current assets	187,530	174,168
LONG-TERM INVESTMENTS AND RECEIVABLES:
Severance pay funds	9,703	9,722
Long-term restricted cash	1,151	2,025
Long-term trade receivables, receivables in respect of capital leases and other receivables	19,781	20,219
Total long-term investments and receivables	30,635	31,966
PROPERTY AND EQUIPMENT, NET	94,727	100,926
INTANGIBLE ASSETS, NET	35,991	49,927
GOODWILL	65,760	89,691
Total assets	414,643	446,678
CURRENT LIABILITIES:
Short-term bank credit	3,517	2,971
Current maturities of long-term loans and convertible subordinated notes	7,963	19,092
Trade payables	23,240	25,477
Accrued expenses	24,353	25,609
Short-term advances from customers held by trustees	4,448	1,551
Other current liabilities	40,336	36,764
Total current liabilities	103,857	111,464
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	40,747	40,353
Accrued severance pay	9,513	9,445
Other long-term liabilities	18,569	25,341
Total long-term liabilities	68,829	75,139
COMMITMENTS AND CONTINGENCIES
EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized - 90,000,000 shares at December 31, 2012 and 2011; Issued and outstanding - 41,700,100 and 41,182,011 shares at December 31, 2012 and 2011, respectively	1,909	1,882
Additional paid-in capital	869,822	867,098
Accumulated other comprehensive income	2,864	541
Accumulated deficit	(632,638)	(609,446)
Total equity	241,957	260,075
Total liabilities and equity	$ 414,643	$ 446,678

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	$ 0.2	$ 0.2
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	41,700,100	41,182,011
Ordinary shares, shares outstanding	41,700,100	41,182,011

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Products	$ 169,603	$ 201,697	$ 120,255
Services	178,760	137,504	112,730
Total revenues	348,363	339,201	232,985
Cost of revenues:
Products	106,207	114,510	61,975
Services	129,156	103,064	91,156
Total cost of revenues	(235,363)	(217,574)	(153,131)
Gross profit	113,000	121,627	79,854
Operating expenses:
Research and development, net	29,241	31,701	18,945
Selling and marketing	42,631	46,523	33,396
General and administrative	34,075	36,005	29,844
Costs related to acquisition transactions		256	3,842
Impairment of goodwill and intangible assets and restructuring costs	32,194	19,478
Total operating expenses	138,141	133,963	86,027
Operating loss	(25,141)	(12,336)	(6,173)
Financial expenses, net	(2,642)	(1,931)	(557)
Other income	2,729	8,074	37,360
Income (loss) before taxes on income	(25,054)	(6,193)	30,630
Taxes on income (tax benefit)	(1,862)	(343)	11
Net income (loss)	$ (23,192)	$ (5,850)	$ 30,619
Net earnings (loss) per share:
Basic	$ (0.56)	$ (0.14)	$ 0.76
Diluted	$ (0.56)	$ (0.14)	$ 0.73
Weighted average number of shares used in computing net earnings (loss) per share:
Basic	41,410,409	40,929,056	40,466,906
Diluted	41,410,409	40,929,056	41,985,158

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income (loss)	$ (23,192)	$ (5,850)	$ 30,619
Other comprehensive income:
Foreign currency translation adjustments	(161)	(566)	151
Unrealized (loss) gain on forward contracts, net	2,162	(799)	(416)
Comprehensive income (loss)	$ (20,869)	$ (6,083)	$ 30,052

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data		Total	Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2009		$ 232,295	$ 1,832		$ 863,337	$ 1,341	$ (634,215)
Balance, shares at Dec. 31, 2009			40,273
Issuance of restricted share units		23	23
Issuance of restricted share units, shares			422
Stock-based compensation of options and RSUs related to employees and non- employees		1,726			1,726
Conversion of convertible subordinated notes		1		[1]	1
Conversion of convertible subordinated notes, shares	[2]
Exercise of stock options		16		[1]	16
Exercise of stock options, shares			3
Comprehensive income (loss)		30,052				(567)	30,619
Balance at Dec. 31, 2010		264,113	1,855		865,080	774	(603,596)
Balance, shares at Dec. 31, 2010			40,698
Issuance of restricted share units		27	27
Issuance of restricted share units, shares			484
Stock-based compensation of options and RSUs related to employees and non- employees		2,009			2,009
Conversion of convertible subordinated notes		9		[1]	9
Conversion of convertible subordinated notes, shares	[2]
Comprehensive income (loss)		(6,083)				(233)	(5,850)
Balance at Dec. 31, 2011		260,075	1,882		867,098	541	(609,446)
Balance, shares at Dec. 31, 2011		41,182,011	41,182
Issuance of restricted share units		24	24
Issuance of restricted share units, shares			459
Stock-based compensation of options and RSUs related to employees and non- employees		2,445			2,445
Conversion of convertible subordinated notes		52		[1]	52
Conversion of convertible subordinated notes, shares		230	3
Exercise of stock options			3		227
Exercise of stock options, shares			56
Comprehensive income (loss)		(20,869)				2,323	(23,192)
Balance at Dec. 31, 2012		$ 241,957	$ 1,909		$ 869,822	$ 2,864	$ (632,638)
Balance, shares at Dec. 31, 2012		41,700,100	41,700

[1]	Represents an amount lower than $ 1.
[2]	Represents an amount lower than 1 thousand shares.

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (23,192)		$ (5,850)		$ 30,619
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	22,582		24,121		14,794
Impairment of goodwill and other intangible assets	31,879		18,043
Gain from the sale of investment accounted for at cost			(3,034)		(24,314)
Stock-based compensation of options and RSUs related to employees and non- employees	2,445		2,009		1,726
Accrued severance pay, net	88		(285)		(135)
Accrued interest and exchange rate differences on restricted cash, marketable securities and deposits, net	(209)		500		(246)
Exchange rate differences on long-term loans	90		(112)		(415)
Capital loss from disposal of property and equipment	61		286		270
Deferred income taxes	(3,657)		(428)		(250)
Decrease (increase) in trade receivables, net	(9,891)		646		(1,562)
Increase in other assets (including short-term, long-term and deferred charges)	(3,054)		(21,062)		(5,545)
Decrease (increase) in inventories	(4,969)		4,889		2,946
Increase (decrease) in trade payables	(2,176)		7,066		(4,759)
Increase (decrease) in accrued expenses	(1,265)		11		2,256
Increase (decrease) in advances from customers held by trustees, net	2,897		547		(1,133)
Increase (decrease) in other accounts payable and other long-term liabilities	4		(8,972)		4,574
Net cash provided by operating activities	21,571		8,597		12,934
Cash flows from (used in) investing activities:
Purchase of property and equipment	4,646		8,948		7,638
Proceeds from sale of investment accounted for at cost			3,034		24,314
Purchase of held-to-maturity marketable securities and deposits					(30,693)
Proceeds from held-to-maturity marketable securities and deposits					62,384
Purchase of available-for-sale marketable securities					(4,804)
Proceeds from available-for-sale marketable securities					4,888
Investment in restricted cash (including long-term)	(24,507)		(23,548)		(2,941)
Proceeds from restricted cash (including long-term)	28,639		23,014		1,339
Proceeds from working capital adjustment to subsidiary purchase price			1,465
Investment in restricted cash held by trustees	(35,442)		(11,737)		(12,346)
Proceeds from restricted cash held by trustees	35,447		10,660		13,673
Acquisitions of subsidiaries, net of cash acquired		[1],[2],[3]	(1,867)	[1],[2],[3]	(153,883)	[1],[2],[3]
Purchase of intangible assets	(89)		(38)		(2,515)
Net cash used in investing activities	(598)		(7,965)		(108,222)
Cash flows from (used in) financing activities:
Exercise of stock options and issuance of restricted share units	254		27		39
Repayment of convertible subordinated notes	(14,322)		(835)		(839)
Short-term bank credit, net	546		842		(946)
Proceeds from long-term loans	10,000				40,000
Repayment of long-term loans	(6,452)		(1,225)		(8,409)
Net cash provided by (used in) financing activities	(9,974)		(1,191)		29,845
Effect of exchange rate changes on cash and cash equivalents	(262)		(448)		9
Increase (decrease) in cash and cash equivalents	10,737		(1,007)		(65,434)
Cash and cash equivalents at the beginning of the year	56,231		57,238		122,672
Cash and cash equivalents at the end of the year	66,968		56,231		57,238
Cash paid during the year for:
Interest	4,135		2,306		1,334
Income taxes	906		672		400
Non-cash transactions:
Conversion of long-term convertible subordinated notes	52		9		1
Classification from inventories to property and equipment	2,050		1,997		717
Classification from property and equipment to inventories	858		110		128
Purchase of intangible assets	1,505
Raysat Antenna Systems [Member]
Estimated fair value of assets acquired and liabilities assumed at the acquisition date:
Working capital (excluding cash and cash equivalents)					(4,727)
Property and equipment					3,147
Intangible assets					9,778
Goodwill					20,162
Other non-current assets					2,144
Long-term liabilities					(3,436)
Net assets acquired					27,068
Deferred payment					(751)
Purchase price, total					26,317
Wavestream Corporation [Member]
Estimated fair value of assets acquired and liabilities assumed at the acquisition date:
Working capital (excluding cash and cash equivalents)					4,816
Property and equipment					3,513
Intangible assets					43,568
Goodwill					85,920	[4]
Other non-current assets					355
Long-term liabilities					(9,097)	[5],[6]
Net assets acquired					129,075
Contingent consideration					(1,509)
Purchase price, total					127,566
Cicat Networks, Inc. [Member]
Estimated fair value of assets acquired and liabilities assumed at the acquisition date:
Working capital (excluding cash and cash equivalents)			226
Property and equipment			42
Intangible assets			720
Goodwill			1,890
Other non-current assets			209
Long-term liabilities			(398)
Net assets acquired			2,689
Contingent consideration			(822)
Purchase price, total			$ 1,867

[1]	Payment for the acquisition of RAS (see also Note 1c): Estimated fair value of assets acquired and liabilities assumed at the acquisition date: Working capital (excluding cash and cash equivalents) $ (4,727) Property and equipment 3,147 Intangible assets 9,778 Goodwill 20,162 Other non-current assets 2,144 Long-term liabilities (3,436) 27,068 Deferred payment (751) $ 26,317
[2]	Payment for the acquisition of Wavestream (see also Note 1d): Estimated fair value of assets acquired and liabilities assumed at the acquisition date: Year ended December 31, 2012 2011 2010 Working capital (excluding cash and cash equivalents) $ 4,816 Property and equipment 3,513 Other non-current assets 355 Goodwill 85,920 Intangible assets 43,568 Long-term liabilities *) (9,097) 129,075 Contingent consideration (1,509) $ 127,566 *) Mainly deferred tax liabilities
[3]	Payment for the acquisition of CICAT (see also Note 1g): Estimated fair value of assets acquired and liabilities assumed at the acquisition date: Year ended December 31, 2012 2011 2010 Working capital (excluding cash and cash equivalents) $ 226 Property and equipment 42 Intangible assets 720 Goodwill 1,890 Other non-current assets 209 Long-term liabilities (398) 2,689 Contingent consideration (822) $ 1,867
[4]	In 2011 the goodwill amount was adjusted by $ 435 as a result of a working capital adjustment
[5]	Mainly deferred tax liabilities
[6]	Mainly attributed to deferred tax liabilities.

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	Organization:

Gilat Satellite Networks Ltd. (the "Company" or "Gilat") and its subsidiaries (the "Group") is a global provider of Internet Protocol, or IP, based digital satellite communication and networking products and services. The Group designs, produces and markets or very small aperture terminals, or VSATs, and related VSAT network equipment. VSATs are earth based terminals that transmit and receive broadband, Internet, voice, data and video via satellite. VSAT networks combine a large central earth station, called a hub, with multiple remote sites (ranging from tens to thousands of sites), which communicate via satellite. In addition, following the acquisition of Raysat Antenna Systems ("RAS") (see also Note 1c) on July 1, 2010, the Group develops and provides Satcom-on-the-Move antenna solutions. Following the acquisition of Wavestream Corp. ("Wavestream") (see also Note 1d) on November 29, 2010, the Group develops and designs high power solid state amplifiers for military and commercial broadband communications, radar and imaging.

Gilat was incorporated in Israel in 1987 and launched its first generation VSAT in 1989. For a description of principal markets and customers, see Note 15.

Commencing in 2012, in accordance with the Company organizational changes instituted at the beginning of 2012, the Company's business is managed and reported as three separate reportable segments, comprised of the Company's newly named Commercial, Defense and Services divisions:

•
Commercial division provides VSAT networks, satellite communication products and associated professional services to service providers and operators worldwide, including consumer Ka-band initiatives worldwide.

•
Defense division provides satellite communication products and solutions to defense and homeland security organizations worldwide and also includes, Wavestream, which provides its products mainly to defense and homeland security organizations.

•
Service division, which includes, Spacenet Inc., or Spacenet, provides managed network services for business, government and residential customers in North America, as well as service businesses in Peru and Colombia, which offer rural telephony and Internet access solutions.

b.	Aborted Agreement and Plan of Merger (the "Agreement and Plan of Merger"):

On March 31, 2008 the Company announced the signing of an Agreement and Plan of Merger to be acquired for $ 475,000 in an all cash transaction by a consortium of private equity investors. The closing of the transaction was subject to shareholders' approval, certain regulatory approvals and other customary closing conditions.

On August 5, 2008 the Company informed the consortium that all conditions precedent to closing had been met.

On August 29, 2008, the Company notified the consortium that it was terminating the Agreement and Plan of Merger citing the consortium's intentional breach of the merger agreement and failure to close the merger transaction within the time period established to complete the transaction.

The definitive agreement provided for a termination fee in the amount of approximately $ 47,500 payable to the Company, and the Company sued the consortium members for this amount. In August 2010, the Company signed settlement agreements with each of the consortium members. The settlement agreements were reached as part of mediation proceedings that began in 2009.Under the terms of the settlement agreements, the Company will receive an aggregate of approximately $ 20,000. By the end of December 31, 2012, $ 16,685 was received, with the remainder of $ 2,750 to be received in October 2013.

c.	Business combination - acquisition of RAS:

In March 2010 and in April 2010, the Company entered into definitive agreements to acquire all of the units of RAS , a provider of Satcom-on-the-Move antenna solutions, and all of the shares of RaySat BG ("Raysat BG"), a Bulgarian research and development center (together "RAS") for total cash consideration of $ 25,200 and $ 3,300 respectively. During July and August 2010, the Company closed the acquisitions of both entities. In conjunction with these transactions, the Company also acquired patents and marketing rights in the field of two-way Satcom-on-the-Move antennas for $ 2,500.

The excess of total acquisition costs over the fair value of net tangible and identifiable intangible assets on acquisition of $ 20,162 was attributable to goodwill which is allocated to the Defense segment.

The derived goodwill from these acquisitions is attributable to additional capabilities of the Group to expand its products and technology offerings, to augment capabilities of current products and the ability to enter new markets. Of the total acquisition costs attributable to goodwill, $ 10,800 is deductible for tax purposes.

Technology, customer relationships and backlog deriving from acquisitions of $ 9,333 are being amortized at an annual weighted average of approximately 8 years.

In-process research and development deriving from the acquisition of $ 445 represents incomplete research and development projects that had not reached technological feasibility on date of the acquisition. During the second half of 2012, the development was completed, therefore the acquired in-process research and development was considered finite-lived assets and the amortization at an annual weighted average of 9.5 years commenced.

Under the purchase method of accounting the purchase price was allocated to the identifiable intangible assets acquired and liabilities assumed based upon their estimated fair values as follows:

Cash	$1,396
Other current assets	3,140
Non-current assets	2,144
Property and equipment	3,147
Intangible assets:
Technology	7,963
Customer relationships	1,279
Backlog	91
In-process research and development	445
Goodwill	20,162
Current liabilities	(7,867)
Long-term liabilities	(3,437)

Net assets acquired	$28,463

d.	Business combination - acquisition of Wavestream:

On November 29, 2010 the Group completed the acquisition of all of the outstanding shares of Wavestream, a provider of high power solid state amplifiers.

Wavestream was acquired for approximately $ 135,000, out of which approximately $ 2,500 represented the fair value of the potential contingent consideration according to the estimation of Company's management and was accrued in the Group's financial statements. The contingent consideration of up to $ 6,800 was based on a revenues target for Wavestream in 2011. The Company classified the contingent considerations as a liability as of the date of the transaction.

The revenues target for 2011 was not reached and therefore no additional payment was required with respect to the contingent consideration. The reversal of the contingent consideration liability was recognized as earnings and was recorded as other income in the consolidated statements of operations.

The excess of total acquisition costs over the fair value of net tangible and identifiable intangible assets on acquisition of $ 85,920 was attributed to goodwill and was allocated in its entirety to the Defense segment. This amount is not deductible for tax purposes.

In April 2011, the Company received $ 435 in cash as part of a working capital adjustment pursuant to the acquisition agreement. As a result, the Company retrospectively adjusted the provisional amounts recognized at the acquisition date and adjusted the goodwill balance.

The derived goodwill from this acquisition is attributable to the additional capabilities of the Group to expand its products and technology offerings, to augment the capabilities of current products and the ability to enter the military and defense markets. Technology, customer relationships and backlog in the amount of $ 43,568 are being amortized at an annual weighted average of 7.5 years.

The following table summarizes the estimated fair values of Wavestream's assets acquired and liabilities assumed and related deferred income taxes as of the acquisition date:

Cash	$5,873
Other current assets	18,425
Non-current assets	355
Property and equipment	3,513
Intangible assets:
Technology	40,040
Customer relationships	3,187
Backlog	341
Goodwill *)	85,485
Current liabilities	(13,609)
Long-term liabilities **)	(9,098)

Net assets acquired	$134,512

*)	In 2011 the goodwill amount was adjusted by $ 435 as a result of a working capital adjustment
**)	Mainly attributed to deferred tax liabilities.

e.	Impairment of goodwill and technology related to Wavestream

The continuing pressure on the Department of Defense (DoD) budget in the United State along with uncertainties regarding the DoD's future spending as well as other elements, were reflected in the reduction of Wavestream's revenues and operational results in 2012 and in 2011 compared to the forecasted projection and the decrease in actual revenues in 2012 compared to 2011 and in 2011 compared to 2010 were considered by the Company's management as indicators of potential impairment of Wavestream's intangible assets, property and equipment and goodwill and led the Company to evaluate the value of Wavestream's tangible and intangible assets based on the future undiscounted cash flows expected to be generated by the assets in accordance with ASC 360 "Property, Plant and Equipment". The above also resulted in goodwill impairments in accordance with ASC 350 "Intangibles - Goodwill and Others" as detailed below.

Based on the analysis of undiscounted cash flows as of December 31, 2011 no impairment losses were identified.

The projected undiscounted cash flows as of December 31, 2012 indicated that the carrying amount of the technology is impaired. In order to assess the amount of the impairment, the Company estimated the fair value of the technology using the discounted cash flow method and as a result the Company recorded an impairment loss of $ 7,948.

In addition, in accordance with ASC 350 "Intangibles - Goodwill and Others", the Company performed its annual impairment test as of December 31, 2012 and December 31, 2011 and as a result the Company recorded goodwill impairment losses of $ 23,931 and $ 17,846, respectively, attributed to Wavestream reporting unit. The material assumptions used for the income approach for 2012 and 2011 were 5 years of projected cash flows, a long-term growth rate of 4% and a discount rate of 13.5% and 12.5%, respectively.

The impairment losses were recorded as part of "Impairment of goodwill and intangible assets and restructuring costs" in the Statement of Operations and are attributed to the Defense segment.

f.	Unaudited pro forma condensed results of operations:

The following represents the unaudited pro forma condensed results of operations for the year ended December 31, 2010 assuming that the acquisitions of RAS and Wavestream occurred on January 1, 2009. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisition been consummated on those dates, nor does it purport to represent the results of operations for future periods.

Total Consolidated
Year ended December 31, 2010

Revenues	$304,021

Net income	$43,600

Basic net earnings per share	$1.08

Diluted net earnings per share	$1.04

g.	Business combination - acquisition of CICAT Networks Inc, ("CICAT"):

On April 13, 2011 the Group completed the acquisition of all of the outstanding shares of CICAT, a provider of terrestrial access and network services to enterprises with multi-site locations. The CICAT operation is attributed to the Services segment.

CICAT was acquired for approximately $ 2,823 out of which $ 822 represents the fair value of the potential contingent consideration according to the estimation of Company's management and was accrued in the Company's financial statements. The nominal value of the contingent earn- out consideration is for up to $ 1,170 and is based on an agreed upon revenues target for CICAT during 2011-2013. This amount was classified as other current liabilities and other long term liabilities, as applicable. As of December 31, 2012, the total liability amount recorded in the Company's balance sheet is $ 542.

The derived goodwill from this acquisition is attributable to the additional capabilities of the Group to expand its services, abilities and offerings and to establish relationships with key partners. The goodwill amount is not deductible for tax purposes.

Customer relationships and backlog in the amount of $ 720 are being amortized at an annual weighted average of 7.8 years.

The following table summarizes the estimated fair values of CICAT's assets acquired and liabilities assumed and related deferred income taxes as of the acquisition date:

Cash	$134
Other current assets	1,301
Non-current assets	209
Property and equipment	42
Intangible assets:
Customer relationships	626
Backlog	94
Goodwill	1,890
Current liabilities	(1,075)
Long-term liabilities	(398)

Net assets acquired	$2,823

h.
The Company depends on a major supplier to supply certain components and services for the production of its products or providing services. If this supplier fails to deliver or delays the delivery of the necessary components or services, the Company will be required to seek alternative sources of supply. A change in suppliers could result in manufacturing delays or services delays which could cause a possible loss of sales and, or, additional incremental costs and, consequently, could adversely affect the Company's results of operations and financial position.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

b.	Functional currency:

The majority of the revenues of the Company and certain of its subsidiaries are generated in U.S. dollars ("dollar") or linked to the dollar. In addition, a substantial portion of the Company's and certain of its subsidiaries' costs are incurred in dollars. The Company's management believes that the dollar is the primary currency of the economic environment in which the Company and certain of its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with ASC 830, "Foreign Currency Matters" ("ASC 830"). All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the consolidated statements of operations as financial income or expenses, as appropriate.

The financial statements of a foreign subsidiary, whose functional currency has been determined to be its local currency, have been translated into dollars. Assets and liabilities have been translated using the exchange rates in effect at the balance sheet date. Statements of operations amounts have been translated using average rates, which approximates the prevailing exchange rate for each transaction. The resulting translation adjustments are reported as a component of equity in accumulated other comprehensive income (loss).

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries, in which the Company has a controlling voting interest and entities consolidated under the variable interest entities ("VIE") provisions of ASC 810, "Consolidation" ("ASC 810"). Inter-company balances and transactions have been eliminated upon consolidation.

The Company applies the provisions of ASC 810 which provides a framework for identifying VIEs and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that is unable to make significant decisions about its activities, (3) has a group of equity owners that does not have the obligation to absorb losses or the right to receive returns generated by its operations or (4) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities (for example, providing financing or buying assets) either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

ASC 810 requires a VIE to be consolidated by the party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) that has both of the following characteristics: a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on a majority voting interest. ASC 810 also requires disclosures about VIEs in which the variable interest holder is not required to consolidate but in which it has a significant variable interest.

Most of the activity of Gilat Colombia consists of operating subsidized projects for the government of Colombia (the "Compartel Projects" and the "Schools Project, together the "Projects"). The Compartel Projects were awarded to Gilat's Colombian subsidiaries in 1999 and 2002 and the School Project was awarded to Gilat's Colombian subsidiary in 2011.

As required by the Projects' bid documents, the Group established trusts (the "Trusts") and entered into governing Trust Agreements (one for each project awarded) (collectively, the "Trust Agreements"). The Trusts were established for the purpose of holding the network equipment, processing payments to subcontractors, and holding the funds received through the subsidy (the "Subsidy") until they are released in accordance with the terms of the Subsidy and paid to the Group. The Trusts are a mechanism to allow the Colombia government to review amounts to be paid with the Subsidy and verify that such funds are used in accordance with the transaction document of the project and the terms of the Subsidy. The Group generates revenues from the Subsidy, as well as from the use of the network that the Group operates.

The Trusts are considered VIEs and the Group is identified as the primary beneficiary of the Trusts.

Under ASC 810 the Company performs ongoing reassessments of whether it is the primary beneficiary of a VIE. As the assessment of Company's management is that the Company has the power to direct the activities of a VIE that most significantly impact the VIE's activities (it is responsible for establishing and operating the networks), and the obligation to absorb losses of the VIE that could potentially be significant to the VIE and the right to receive benefits from the VIE that could potentially be significant to the VIE economic performance, it was therefore concluded by management that the Company is the primary beneficiary of the Trusts. As such, the Trusts were consolidated in the financial statements of the Company since their inception.

As of December 31, 2012 and December 31, 2011, the Trusts' assets, amounted to $ 6,074 and $ 1,549, respectively. These assets are consolidated within the financial statements of the Company and are classified as "Restricted cash held by trustees" and "Other current assets".
As of December 31, 2012 and 2011, the Trusts' liabilities, mainly classified as "Short-term advances from customers, held by trustees" are consolidated within the financial statements of the Company and amounted to $ 4,448 and $ 1,555, respectively.

d.	Cash and cash equivalents:

Cash equivalents are short-term highly liquid investments that are not restricted as to withdrawals or use with maturities of three months or less at the date acquired.

e.	Short-term and long-term restricted cash:

Short-term restricted cash is primarily invested in certificates of deposit, which mature within one year. As of December 31, 2012, the vast majority of this amount was linked to the dollar. It is used as collateral for the lease of the Group's offices, performance guarantees to customers and loans, and bears weighted average interest rates of 1.13% and 1.29% as of December 31, 2012 and 2011, respectively.

Long-term restricted cash is primarily invested in certificates of deposit, which mature in more than one year. As of December 31, 2012, the vast majority of the amount is linked to the dollar. It bears annual weighted average interest rates of 2.23% and 0.47% as of December 31, 2012 and 2011, respectively. This long-term restricted cash is used as collateral for the lease of the Group's offices, a sale and lease back transaction, performance guarantees to customers and loans.

f.	Restricted cash held by trustees:

As of December 31, 2012 and 2011, short-term restricted cash held by trustees is invested in a savings bank account linked to the Colombian Peso. The restricted cash is being released based upon performance milestones as stipulated in the agreements with the government of Colombia.

g.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items, excess inventories, discontinued products, new products introduction and for market prices lower than cost. Any write-off is recognized in the consolidated statement of operations as cost of revenue.

Cost is determined as follows:

Raw materials, parts and supplies - with the addition of allocable indirect manufacturing costs using the average cost method.

Work-in-progress - represents the cost of manufacturing with the addition of allocable indirect manufacturing costs, using the average cost method.

Finished products - calculated on the basis of raw materials, direct manufacturing costs with the addition of allocable indirect manufacturing costs, using the average cost method.

h.	Investment in other companies:

The investment in these companies is stated at cost since the Group does not have the ability to exercise significant influence over operating and financial policies of the investments.

The Group's investments in other companies are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable in accordance with ASC 325, "Investments - Other". Any impairment loss is recognized in the consolidated statements of operations. As of December 31, 2012 and 2011, the investment in these companies was nil.

i.	Long-term trade receivables:

Long-term trade receivables from long-term payment agreements are initially recognized at estimated present values determined based on rates of interest at recognition date and reported at the net amounts in the accompanying consolidated financial statements. Imputed interest is recognized, using the effective interest method, as a component of financial income (expenses) in the statements of operations.

j.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets as follows:

Years

Buildings	50
Computers, software and electronic equipment	3 - 10
Office furniture and equipment	5 - 17
Vehicles	3 - 7
Leasehold improvements	Over the term of the lease or the useful life of the improvements, whichever is shorter

Equipment leased to others under operating leases is carried at cost less accumulated depreciation and depreciated using the straight-line method over the useful life of the assets.

k.	Intangible assets:

Intangible assets subject to amortization are initially recognized based on the fair value allocated to them, and subsequently stated at amortized cost. The assets are amortized over their estimated useful lives using the straight line method over an estimated period during which benefits are expected to be received, in accordance with ASC 350, "Intangible - Goodwill and Other" ("ASC 350") as the following weighted average in years:

Years

Technology	7.9
Customer relationships	7
Marketing rights and patents	12.3
Backlog	1.1

As for the impairment loss related to Wavestream's technology recorded in 2012, see note 1e.
Regarding the Company's accounting policy for impairment of intangible assets see note 2m.

l.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, goodwill is not amortized, but rather is subject to an annual impairment test. Goodwill is tested for impairment at the reporting unit level by comparing the fair value of the reporting unit with its carrying value. The Company performs its annual impairment analysis of goodwill in the fourth quarter of the year, or more often if there are indicators of impairment present. The provisions of ASC 350 require that a two-step impairment test be performed on goodwill at the level of the reporting units. In the first step, or Step 1, the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and the Company is not required to perform further testing. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step, or Step 2, of the impairment test in order to determine the implied fair value of goodwill. To determine the fair value used in Step 1, the Company uses discounted cash flows. If and when the Company is required to perform a Step 2 analysis, determining the fair value of its net assets and its off-balance sheet intangibles would require it to make judgments that involve the use of significant estimates and assumptions.

The Company determines the fair value of each reporting unit using the Income Approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates the reporting unit's fair value. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. The Company considers historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

As for the goodwill impairment loss recorded in 2012 and 2011, see note 1e and note 6.

m.	Impairment of long-lived assets and long-lived assets to be disposed of:

The Group's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. Such measurement includes significant estimates. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. However, the carrying amount of a group of assets is not to be reduced below its fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. (See also Note 2k).

As for the impairment loss related to Wavestream's technology recorded in 2012, see note 1e and note 5.
In 2011 and 2010, no impairment losses were identified.

n.	Contingencies

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

o.	Revenue recognition:

The Group generates revenue mainly from the sale of products and services for satellite-based communications networks. Sale of products includes mainly the sale of VSATs, hubs and amplifiers. Service revenue include access to and communication via satellites ("space segment), installation of network equipment, telephone services, internet services, consulting, on-line network monitoring, network maintenance and repair services. The Group sells its products primarily through its direct sales force and indirectly through resellers or system integrators. Sales consummated by the Group's sales force and sales to resellers or system integrators are considered sales to end-users.

Revenue from product sales is recognized in accordance with SEC Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition" ("SAB No. 104"), when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, no further obligation exists and collectability is probable. When significant acceptance provisions are included in the arrangement revenue are deferred until the acceptance occurs. Generally, the Group does not grant rights of return. Service revenues are recognized ratably over the period of the contract or as services are performed, as applicable.

In October 2009, the FASB issued Accounting Standards Update (''ASU'') No. 2009-13, ''Multiple-Deliverable Revenue Arrangements'' (''ASU 2009-13''). The new standard changes the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price.

The Company adopted this standard as of the beginning of fiscal 2011 on a prospective basis for new and materially modified transaction originating after January 1, 2011.

For 2011 and future periods, pursuant to the guidance of ASU 2009-13, when a sales arrangement contains multiple elements, such as equipment and services, the Company allocates revenues to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (''VSOE'') if available, third party evidence (''TPE'') if VSOE is not available, or estimated selling price (''ESP'') if neither VSOE nor TPE is available. In multiple element arrangements, revenues are allocated to each separate unit of accounting for each of the deliverables using the relative selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy.

Revenue from products under sales-type lease contracts is recognized in accordance with ASC 840, "Leases" ("ASC 840") upon installation or upon delivery, in cases where the customer obtains its own or other's installation services. The net investments in sales-type leases are discounted at the interest rates implicit in the leases. The present values of payments due under sales-type lease contracts are recorded as revenue at the time of shipment or installation, as appropriate. Future interest income is deferred and recognized over the related lease term as financial income.

Revenue from products and services under operating leases of equipment is recognized ratably over the lease period, in accordance with ASC 840.

Deferred revenue represents amounts received by the Group when the criteria for revenue recognition as described above are not met and are included in "Other current liabilities" and "Other long-term liabilities". When deferred revenue is recognized as revenue, the associated deferred charges are also recognized as cost of sales.

p.	Shipping and advertising expenses:

Selling and marketing expenses include shipping expenses in the amounts of $ 4,496, $ 2,863 and $ 3,945 for the years ended December 31, 2012, 2011 and 2010, respectively.

Advertising costs are expensed as incurred. Advertising expenses amounted to $ 1,011, $ 1,252 and $ 859 for the years ended December 31, 2012, 2011 and 2010, respectively.

q.	Warranty costs:

Generally, the Group provides product warranties for periods between twelve to eighteen months at no extra charge. A provision is recorded for estimated warranty costs based on the Group's experience. Warranty expenses for the years ended December 31, 2012, 2011 and 2010 were immaterial.

r.	Research and development expenses:

Research and development expenses, net of grants received, are charged to expenses as incurred.

s.	Grants:

The Group received non-royalty-bearing grants from the Government of Israel and from other funding sources, for approved research and development projects. These grants are recognized at the time the Group is entitled to such grants on the basis of the costs incurred or milestones achieved as provided by the relevant agreement and included as a deduction from research and development expenses.

Research and development grants deducted from research and development expenses amounted to $ 3,055, $ 3,375 and $ 3,249 in 2012, 2011 and 2010, respectively.

t.	Accounting for stock-based compensation:

The Group accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Group recognizes compensation expenses for the value of its awards, which vested and were granted prior to January 1, 2006, based on the accelerated attribution method and for awards granted subsequent to January 1, 2006, based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Group selected the Black-Scholes-Merton option pricing model as the most appropriate fair value method for its stock-options awards and the fair value of restricted share units, or RSUs, based on the market stock price on the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Group has historically not paid dividends and has no foreseeable plans to pay dividends.

The Group accounts for equity instruments issued to third party service providers (non-employees) in accordance with the fair value based on an option-pricing model, pursuant to the guidance in ASC 505-50, "Equity-Based Payments to Non-Employees" ("ASC 505-50"). The fair value of the options granted and are unvested is revalued over the related service periods and recognized over the remaining vesting period. (See also Note 9).

u.	Income taxes:

The Group accounts for income taxes in accordance with ASC 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between the financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

The Group accounts for uncertain tax position in accordance with ASC 740-10, "Income Taxes" ("ASC 740-10")). ASC 740-10 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740-10 utilizes a two-step approach for evaluating tax positions.

Recognition (step one) occurs when an enterprise concludes that a tax position, based solely on its technical merits, is more-likely-than-not to be sustained upon examination. Measurement (step two) is only addressed if step one has been satisfied (i.e., the position is more-likely-than-not to be sustained) otherwise a full liability in respect of a tax position not meeting the more-than-likely-than-not criteria is recognized.

Under step two, the tax benefit is measured as the largest amount of benefit, determined on a cumulative probability basis that is more-likely-than-not to be realized upon ultimate settlement.

ASC 740-10, applies to all tax positions related to income taxes subject to ASC 740. This includes tax positions considered to be "routine" as well as those with a high degree of uncertainty. ASC 740-10 has expanded disclosure requirements, which include a tabular roll forward of the beginning and ending aggregate unrecognized tax benefits as well as specific detail related to tax uncertainties for which it is reasonably possible the amount of unrecognized tax benefit will significantly increase or decrease within twelve months (See also Note 12).

v.	Concentrations of credit risks:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, short-term and long-term restricted cash, short-term restricted cash held by trustees, trade receivables, short-term and long-term receivables relating to capital leases and long-term trade receivables.
The majority of the Group's cash and cash equivalents, short-term bank deposits, and short-term and long-term restricted cash are invested in dollars with major banks in Israel and in the United States. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that they bear lower risk.

The Group also has restricted cash held by trustees, which is invested in Colombian Pesos with major banks in Colombia. As of December 31, 2012, restricted cash held by the trustees amounted to $ 1,664. The Group is entitled to receive the restricted cash held by the trustee in stages based upon operational milestones. The cash held in the trusts is reflected in the Company's balance sheet as "Restricted cash held by trustees".

Trade receivables, short-term and long-term receivables relating to capital leases and long-term trade receivables of the Group are mainly derived from sales to major customers located in the U.S., Europe, Asia and Asia Pacific, South America and Africa. The Group performs ongoing credit evaluations of its customers and obtains letters of credit and bank guarantees for certain receivables. An allowance for doubtful accounts is determined with respect to specific debts that the Group has determined to be doubtful of collection.

During 2012 and 2011, the Company entered into hedging contracts, with major banks in Israel, in order to hedge portions of its anticipated NIS payroll payments. These contracts are designated as cash flow hedges. Those contracts mature at the time in which the related salary payments are paid. See also Note 2aa and Note 8.

w.	Employee related benefits:

Severance pay:

The Company's liability for severance pay is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees whose employment is terminated by the Company or who are otherwise entitled to severance pay in accordance with Israeli law or labor agreements are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its Israeli employees is partly provided for by monthly deposits for insurance policies and the remainder by an accrual. The value of these policies is recorded as an asset in the Company's consolidated balance sheet.

During April and May 2008 (the "transition date"), the Company amended the contracts of most of its Israeli employees so that starting on the transition date, such employees are subject to Section 14 of the Severance Pay Law, 1963 ("Section 14") for severance pay accumulated in periods of employment subsequent to the transition date. In accordance with Section 14, upon termination, the release of the contributed amounts from the fund to the employee shall relieve the Company from any further severance liability and no additional payments shall be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership of the amounts deposited.

The carrying value for the deposited funds for the Company's employees' severance pay for employment periods prior to April and May 2008 include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Israeli Severance Pay Law or labor agreements.

Severance pay expenses for the years ended December 31, 2012, 2011 and 2010, amounted to approximately $ 2,878, $ 3,732 and $ 2,317, respectively.

401K profit sharing plans:

The Group has a number of savings plans in the United States that qualify under Section 401(k) of the Internal Revenue Code. U.S employees may contribute up to 100% of their pretax salary, but not more than statutory limits. Generally, the Group contributes one dollar for each dollar a participant contributes in this plan, in an amount of up to 3% of salary and in addition, it contributes fifty cents for each dollar a participant contributes in this plan, for an additional 3%. Matching contributions for all the plans were approximately $ 906, $ 1,230 and $ 610 for the years ended 2012, 2011 and 2010, respectively. Matching contributions are invested in proportion to each participant's voluntary contributions in the investment options provided under the plan. The plan was suspended from July 9, 2012 and reinstated on October 1, 2012.

x.	Fair value of financial instruments:

The following methods and assumptions were used by the Group in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, bank deposits, short-term restricted cash, restricted cash held by trustees, trade receivables, short-term bank credit and trade payables approximate their fair value due to the short-term maturity of such instruments.

The carrying amounts of the Group's long-term borrowing arrangements, long-term trade receivables and long-term restricted cash approximate their fair value. The fair value was estimated using discounted cash flow analysis, based on the Group's incremental borrowing rates for similar borrowing or investing arrangements.

The fair value of the convertible subordinated notes was determined based on management estimates that incorporate the estimated market participant expectations of future cash flow and therefore is classified as Level 3. The Company repaid the convertible subordinated notes in October 2012. As of December 31, 2011, the fair value of the Company's convertible subordinated notes was $ 13,937.

y.	Restructuring Costs:

During 2012 and 2011, the Company announced that it was implementing a cost reduction plan including the layoff of employees. The Company has accounted for the restructuring plan in accordance with ASC 420, "Exit or Disposal Cost Obligations". (see also Note 11).

z.	Net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each period. Diluted net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each period, plus dilutive potential Ordinary shares considered outstanding during the period, in accordance with ASC 260, "Earning per Share" ("ASC 260") . The total weighted average number of shares related to the outstanding options and warrants excluded from the calculations of diluted net earnings (loss) per share, as they would have been anti-dilutive, was 6,833,367, 5,750,076 and 3,794,561 for the years ended December 31, 2012, 2011 and 2010, respectively.

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

1.	Numerator:
	Year ended December 31,
	2012	2011	2010
Numerator for basic and diluted net earnings (loss) per share -
Net income (loss) available to holders of Ordinary shares	$(23,192)	$(5,850)	$30,619

2.	Denominator (in thousands):

Denominator for basic net earnings (loss) per share -
Weighted average number of shares	41,410	40,929	40,467
Add-employee stock options and convertible subordinated notes	*) -	*) *	1,518

Denominator for diluted net earnings (loss) per share - adjusted weighted average shares assuming exercise of options	41,410	40,929	41,985
*)	Anti-dilutive.

aa.	Derivatives and hedging activities:

ASC 815, "Derivatives and Hedging" ("ASC 815"), as amended, requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income (loss). If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is immediately recognized in earnings. The Company uses derivatives to hedge certain cash flow foreign currency exposures in order to further reduce the Company's exposure to foreign currency risks.

The Company measured the fair value of the contracts in accordance with ASC No. 820, "Fair Value Measurement and Disclosure" ("ASC 820") at Level 2. As of December 31, 2012 the fair value of the hedging instruments was $ 1,363 which is recorded in "Other current assets" in the Company's balance sheet.

ab.	Impact of recently issued accounting pronouncements:

In July 2012, the FASB issued ASU 2012-02, "Intangible- Goodwill and Other (Topic 350): Testing Indefinite- Lived Intangible Assets for Impairment" (ASU 2012-02), which is effective for annual reporting periods. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company will consider the revised guidance for fiscal years beginning after September 15, 2012.

ac.	Reclassification:

Certain figures have been reclassified to conform to the 2012 presentation. The reclassification had no effect on previously reported net income (loss), equity or cash flows.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

a.	Inventories are comprised of the following:

	December 31,
	2012	2011

Raw materials, parts and supplies	$8,552	$11,172
Work in progress	1,404	1,267
Finished products	15,017	19,494

	$24,973	$31,933

b.	Inventory write-offs totaled $ 1,395, $ 657 and $ 1,066 in 2012, 2011 and 2010, respectively.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4:-	PROPERTY AND EQUIPMENT, NET

a.	Composition of property and equipment, grouped by major classifications, is as follows:

	December 31,
	2012	2011
Cost:

Buildings and land	$95,293	$95,001
Computers, software and electronic equipment	99,697	100,920
Equipment leased to others	79,337	78,102
Office furniture and equipment	10,589	10,360
Vehicles	605	672
Leasehold improvements	9,078	8,886

	294,599	293,941
Accumulated depreciation *)	199,872	193,015

Depreciated cost	$94,727	$100,926

*)	The accumulated depreciation of equipment leased to others as of December 31, 2012 and 2011 is $ 73,166 and $ 70,015, respectively.

b.	Depreciation expenses totaled $ 11,935, $ 12,770 and $ 11,500 in 2012, 2011 and 2010, respectively.

c.	As for pledges and securities, see also Note 13f.

INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 5:-	INTANGIBLE ASSETS, NET

a.	Composition of intangible assets and deferred charges, grouped by major classifications, is as follows:

	December 31,
	2012	2011

Original amounts:

Technology *)	$42,504	$48,448
Customer relationships	5,092	5,092
Marketing rights and patents	3,405	3,316
Backlog	526	526
Other	3,355	3,475

	54,882	60,857
Accumulated amortization:

Technology	13,345	7,024
Customer relationships	1,594	859
Marketing rights and patents	878	669
Backlog	526	472
Other	2,548	1,906

	18,891	10,930

	$35,991	$49,927

*)	During 2012 the Company recorded an impairment loss of $ 7,948 related to Wavestream's technology (see also note 1e(.

b.	Amortization expenses amounted to $ 10,646, $ 11,351 and $ 3,294 for the years ended December 31, 2012, 2011 and 2010, respectively.

c.	Estimated amortization expenses for the following years is as follows:

Year ending December 31,

2013	$6,717
2014	6,027
2015	5,983
2016	5,839
2017	5,741
2018 and thereafter	5,684

$35,991

GOODWILL	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
GOODWILL
NOTE 6:-	GOODWILL

	December 31,
	2012	2011

Balance at the beginning of the period:
Goodwill	$107,537	$106,082
Accumulated impairment losses	(17,846)	-
	89,691	106,082
Goodwill acquired during the year	-	1,890
Goodwill adjustment *)	-	(435)
Impairment loss	(23,931)	(17,846)

Balance at the end of the period:
Goodwill	107,537	107,537
Accumulated impairment losses	(41,777)	(17,846)

	$65,760	$89,691

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7:-	COMMITMENTS AND CONTINGENCIES

a.
On March 29, 2001, Spacenet completed a transaction for the sale and leaseback of its corporate headquarters building. The sale price of the property was approximately $ 31,500 net of certain fees and commissions. Concurrently with the sale, Spacenet entered into an operating leaseback contract for a period of fifteen years at an initial annual rent of approximately $ 3,500 plus escalation. The capital gain resulting from the sale and leaseback of $ 5,600 was deferred and is being amortized over the fifteen year term of the lease. In accordance with the lease terms, Spacenet provided a security deposit consisting of a $ 5,000 fully cash collateralized letter of credit for the benefit of the lessor which is being released over the term of the lease agreement. As of December 31, 2012, $ 1,000 remained in the restricted deposit. The lease is accounted for as an operating lease in accordance with ASC 840.

b.	Lease commitments:

Minimum lease commitments of certain subsidiaries under non-cancelable operating lease agreements with respect to premises occupied by them, at rates in effect subsequent to December 31, 2012, are as follows:

	Gross	Receivables	Net
Year ending December 31,	Commitments	from subleases	commitments

2013	$6,715	$1,514	$5,201
2014	6,045	621	5,424
2015	5,910	481	5,429
2016	1,918	91	1,827
2017 and after	192	-	192

	$20,780	$2,707	$18,073

Gross rent expenses and income from subleases were $ 7,586 and $ 2,222, respectively, in 2012, $ 8,021 and $ 1,600, respectively, in 2011 and $ 6,071 and $ 1,446, respectively, in 2010.

Out of the above net commitments, $ 2,350 is included as a restructuring accrual in other accounts payable and other long-term liabilities as of December 31, 2012. Some of the Group's lease agreements do not include renewal options.

c.	Commitments with respect to space segment services:

Future minimum payments due for space segment services to be rendered subsequent to December 31, 2012, are as follows:

Year ending December 31,

2013	$26,587
2014	22,307
2015	17,791
2016	8,559
2017	1,558
218 and thereafter	1,701

$78,503

Space segment services expenses totaled $ 30,441, $ 24,120 and $ 23,638 in 2012, 2011 and 2010, respectively.

d.
In 2012 and 2011, the Company's primary material purchase commitments were with inventory suppliers. The Company's material inventory purchase commitments are based on purchase orders, or on outstanding agreements with some of the Company's suppliers of inventory. As of December 31, 2012 and 2011, the Company's major outstanding inventory purchase commitments amounted to $ 20,816 and $ 22,567, respectively, all of which were orders placed or commitments made in the ordinary course of its business. As of December 31, 2012 and 2011, $ 8,339 and $ 7,324, respectively, of these orders and commitments, were from suppliers which can be considered sole or limited in number.

e.	Legal and tax contingencies:

1.
In September 2003, Nova Mobilcom S.A. ("Mobilcom"), filed a lawsuit against Gilat do Brasil for specific performance of a Memorandum of Understandings which provided for the sale of Gilat do Brasil, and specifically the GESAC project, a government education project awarded to Gilat do Brazil, to Mobilcom for an unspecified amount. The court ruled in favor of Gilat. Nova Mobilcom filed an appeal and a motion to the State Court of Appeals to which the Group has replied and which were both rejected. In September 2012, Mobilcom filed a Special Appeal, which was refused to be admitted by the State Court of Appeals. In January 2013, Mobilcom filed an interlocutory appeal with the Superior Court of Justice. The Group does not believe that this claim has any merit and awaits publication of the court's ruling in order to verify whether Mobilcom will be permitted to appeal in order to attempt to reverse the decision in the Brazilian Higher Courts.

2.
In 2003, the Brazilian tax authority filed a claim against a subsidiary of Spacenet in Brazil, for alleged taxes due of approximately $ 4,000. In January 2004 and December 2005, the subsidiary filed its administrative defense which was denied by the first and second level courts, respectively. In September 2006, the subsidiary filed an annulment action seeking judicial cancellation of the claim. In May 2009, the subsidiary received notice of the court's first level decision which cancelled a significant part of the claim but upheld two items of the assessment. Under this decision, the subsidiary's liability was reduced to approximately $ 1,530. This decision was appealed by both the subsidiary and the tax authorities. In June 2012, the São Paulo Court of Appeals ruled against the subsidiary, which is an inactive company, accepting the claims of the tax authorities. Accordingly, as of December 31, 2012, the subsidiary faces an exposure of approximately $ 13,584 including interest, penalties, legal fees and exchange rate differences. In September 2012, the subsidiary filed an appeal to the Brazilian Superior Court of Justice and to the Supreme Court. Based on the Company's Brazilian legal counsel's opinion, the company believes that it has reasonably possible chances of success to reverse the ruling of São Paulo Court of Appeals. The tax authorities issued a foreclosure certificate against the subsidiary and certain of its managers and representatives Based on its Brazilian legal counsel's opinion, inclusion of any additional co-obligors in the tax foreclosure certificate is barred due to statute of limitation. Accordingly, the Company believes that the foreclosure procedure legally cannot be redirected to other group entities, which have not been cited in the foreclosure certificate and, therefore, the chances that such redirection will lead to a loss recognition are remote.

3.
In November 2009, a lawsuit was filed in the Central District Court in Israel by eight individuals and Israeli companies against the Company, all of its directors and its 20% shareholder, York Capital Management, and its affiliates. The plaintiffs claim damages based on the amounts they would have been paid had a merger agreement signed on March 31, 2008 with a consortium of buyers closed. On October 24, 2010 the Group filed its defense. The parties have completed testimony and submitted written summaries. The lawsuit, seeking damages of approximately $ 12,400, is similar to the lawsuit and motion for its approval as a class action proceeding previously filed by the same group of Israeli shareholders in October 2008. The October 2008 lawsuit and motion were withdrawn by the plaintiffs in July 2009 at the recommendation of the Court, which questioned the basis for the lawsuit. The Company and its independent legal counsel believe the claims are completely without merit, and that the lawsuit is without legal basis. The Company intends to use all legal means necessary to protect and defend the Company and its directors. The parties currently await the ruling of the court.

4.
In November 2012, Network Acceleration Technologies, LLC, or NAT, filed a complaint against one of the Company's subsidiaries for patent infringement in the United States District Court for the District of Delaware. The complaint alleges that some of their products and services infringe a US patent purportedly owned by NAT. NAT seeks monetary damages, costs and attorneys' fees and injunction relief. The Company disputes NAT's allegations and intends to vigorously defend itself in this matter. The lawsuit is in its preliminary stage, therefore, based on the Company's legal counsel's opinion, as of the date hereof, management believes it is not feasible to determine the potential exposure to the Company as a result of this lawsuit.

5.
The Group has certain tax exposures in some of the jurisdictions in which it conducts business. Specifically, in certain jurisdictions in the United States and in Latin America the Group is in the midst of different stages of audits and has received certain tax assessments. The tax authorities in these and in other jurisdictions in which the Group operates as well as the Israeli Tax Authorities may raise additional claims, which might result in increased exposures and ultimately, payment of additional taxes.

6.
The Group has accrued $ 8,070 and $ 10,728 as of December 31, 2012 and 2011, respectively, for the expected implications of such legal and tax contingencies. These accruals are comprised of $ 7,122 and $ 9,649 of tax related accruals and $ 949 and $ 1,079 of legal and other accruals as of December 31, 2012 and 2011, respectively. The accruals related to tax contingencies have been assessed by the Group's management based on the advice of outside legal and tax advisers. The total estimated exposure for the aforementioned tax related accruals is $ 26,102 and $ 29,726 as of December 31, 2012 and 2011, respectively. The estimated exposure for legal and other related accruals is $ 2,269 and $ 4,450 as of December 31, 2012 and 2011, respectively.

The tax accruals include various tax matters such as taxes on income, property taxes, sales and use tax and value added tax, that are in different stages of audits, for which tax assessments have been received, or various tax exposures in which the Group has assessed the exposure and determined that an accrual is necessary. The accruals related to legal contingencies have been assessed by the Group's management based on the advice of independent legal advisers and are comprised of matters for which legal proceedings have been initiated against the Group.

The exposures and provisions related to income taxes have been assessed and provided for in accordance with ASC 740-10. Liabilities related to legal proceedings, demands and claims and other taxes are recorded in accordance with ASC 450, "Contingencies" ("ASC 450") (formerly: SFAS No. 5, "Accounting for Contingencies"), when it is probable that a liability has been incurred and the associated amount can be reasonably estimated. The Group's management, based on its legal counsels' opinions', believes that it had provided an adequate accrual to cover the costs to resolve the aforementioned legal proceedings, demands and claims.

f.	Pledges and securities - see Notes 10 and 13f.

g.	Guarantees:

The Group guarantees its performance to certain customers (generally to government entities) through bank guarantees and corporate guarantees. Guarantees are often required for the Group's performance during the installation and operational periods of long-term rural telephony projects such as in Latin America, and for the performance of other projects (government and corporate) throughout the rest of the world. The guarantees typically expire when certain operational milestones are met.

As of December 31, 2012, the aggregate amount of bank guarantees outstanding in order to secure the Group's various performance obligations was $ 11,582, including an aggregate of $ 5,695 on behalf of the subsidiary in Peru. The Group has $ 917 of restricted cash as collateral for these guarantees.

In order to guarantee the Group's performance obligations for its activities in Colombia, the Group secured insurance from a Colombian insurance company. The Group has provided the insurance company with various corporate guarantees, guaranteeing the Group's performance and its employee salary and benefit costs of approximately $ 46,000 and $ 10,700, respectively.

In addition, the Group has provided bank guarantees of $ 1,164 for certain leases throughout the world. The Group has restricted cash of $ 1,099 as collateral for these guarantees. The Group also provided other guarantees of $ 2,925 as of December 31, 2012, with $ 1,194 restricted cash as collateral for these guarantees.

In accordance with ASC 460, "Guarantees" ("ASC 460"), as the guarantees above are performance guarantees for the Group's own performance, such guarantees are excluded from the scope of ASC 460. The Group has not recorded any liability for such amounts, since the Group expects that its performance will be acceptable. To date, no guarantees have ever been exercised against the Group.

HEDGING INSTRUMENTS	12 Months Ended
Dec. 31, 2012
HEDGING INSTRUMENTS [Abstract]
HEDGING INSTRUMENTS
NOTE 8:-	HEDGING INSTRUMENTS

To protect against changes in value of forecasted foreign currency cash flows resulting from salaries and other payments that are denominated in NIS, the Company has entered into foreign currency forward contracts. These contracts are designated as cash flows hedges, as defined by ASC 815, as amended, and are considered highly effective as hedges of these expenses.

During the years ended December 31, 2012, 2011 and 2010, the Company recognized net income (loss) of $ (723), $ (146) and $ 1,023, respectively, related to the effective portion of its hedging instruments. The effective portion of the hedged instruments has been included as an offset (addition) of payroll expenses and other operating expenses in the statement of operations.

The ineffective portion of the hedged instrument amounted to $ (25), $ (8) and $ 6 during the years ended December 31, 2012, 2011 and 2010, respectively and has been recorded as financial income (loss).

In accordance with ASC 820, foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments. As of December 31, 2012 and 2011, the fair value of the hedging instruments in the Company's balance sheet constitute an asset of approximately $ 1,363 and a liability of approximately $ 799, respectively.

EQUITY	12 Months Ended
Dec. 31, 2012
EQUITY [Abstract]
EQUITY
NOTE 9:-	EQUITY

a.	Share capital:

Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

b.	Stock Option Plans:

Description of Plans

The Company has four stock option plans, the 1995 and the 2003 Stock Option and Incentive Plans and the 2005 and 2008 Stock Incentive Plans (the "Plans"). The 1995 Plan expired and there are no options outstanding under this plan. Under the 2003 Plan, options may be granted to employees, officers, directors and consultants of the Company.

As of December 31, 2012, an aggregate of 419,120 shares of the Company are still available for future grants under the 2003 Plan.

The exercise price per share under the 1995 Plan was not less than the market price of an Ordinary share at the date of grant. The exercise price per share under the 2003 Plan is the higher of (i) $ 5.00 per share; and (ii) the market value of the shares as of the date of the option grant, unless otherwise provided in the stock option agreement.

In December 2005, the Company's shareholders approved the adoption of a new plan, the 2005 Plan with 1,500,000 shares or stock options available for grant. In October 2008, the Company's Board of Directors approved the adoption of a sub-plan to enable qualified optionees certain tax benefits under the Israeli Income Tax Ordinance.

The 2005 plan expired in 2012 although there are still options and RSU's outstanding under the plan.

In October 2008, the compensation stock option committee of the Company's Board of Directors approved the adoption of a new plan, the 2008 Plan with 1,000,000 shares or stock options available for grant and a sub-plan to enable qualified optionees certain tax benefits under the Israeli Income Tax Ordinance. Among the incentives that may be adopted are share options, performance share awards, performance share unit awards, restricted shares, restricted share unit awards and other stock-based awards. In October 2010 and April 2012 the Company's Board of Directors approved an increase in the number of shares or stock options available for grant under the 2008 Plan for an aggregate of 3,000,000 shares to a total of 4,000,000 shares available for future grants. As of December 31, 2012, an aggregate of 356,190 shares of the Company are still available for future grants under the 2008 Plan.

Options granted under the Plans above generally vest quarterly over two to four years. The options expire six, seven or ten years from the date of grant. RSUs granted under the Plans above (excluding the 2003 plan) vest quarterly or annually over four years. Any options or RSUs, which are forfeited or canceled before expiration, become available for future grants.

Valuation Assumptions

The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option-pricing model. The option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements.

The expected option term represents the period that the Company's stock options are expected to be outstanding and are based on historical incidence of exercise of options. The expected term of options granted is based upon historical experience complying with SAB 110. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

Options granted to Employees and Non-employees

The fair value of the Company's stock options granted to employees for the years ended December 31, 2012, 2011 and 2010 was estimated using the following weighted average assumptions:

	Year ended December 31,
	2012	2011	2010

Risk free interest	0.68%	0.99%	1.70%
Dividend yields	0%	0%	0%
Volatility	45%	44%	45%
Expected term (in years)	5	5	4.75

The fair value of the Company's stock options granted to non-employees for the year ended December 31, 2010 was estimated using the following weighted average assumptions: risk free interest of 3.16%, dividend yield of 0%, volatility of 48% and expected term of 7 years.
No options were granted to non-employees during the year ended December 31, 2011. The fair value of the Company's stock options granted to non-employees for the year ended December 31, 2012 was estimated using the following weighted average assumptions: risk free interest of 0.79%, dividend yield of 0%, volatility of 45% and expected term of 6.0 years.

A summary of employee option balances under the Plans as of December 31, 2012 and changes during the year ended December 31, 2012 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	4,996,438	$5.5	4.0	$28
Granted	1,150,000	$3.4
Exercised	(56,000)	$4.1
Expired	(8,938)	$77.6
Forfeited	(201,702)	$5.7

Outstanding at December 31, 2012	5,879,798	$5.0	3.6	$3,831

Exercisable at December 31, 2012	4,150,546	$5.6	2.8	$1,008

Vested and expected to vest at December 31, 2012	5,742,704	$5.0	3.6	$3,580

A summary of employee option balances under the Plans as of December 31, 2011 and 2010 and changes during the years ended on those dates are as follows:

	Year ended December 31,
	2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of year	4,204,114	$6.5	4,187,555	$6.8
Granted	900,000	$4.2	60,000	$4.8
Exercised	-		(3,000)	$5.3
Expired	(37,937)	$82.1	(592)	$1,113.3
Forfeited	(69,739)	$8.2	(39,849)	$14.5

Options outstanding at end of year	4,996,438	$5.5	4,204,114	$6.5

Options exercisable at end of year	4,030,521	$5.8	3,903,132	$6.6

A summary of non-employee option balances under the Plans as of December 31, 2012 and changes during the year ended December 31, 2012 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	365,000	$6.0	5.3	$-
Granted	20,000	$3.0
Exercised	-
Expired	-
Forfeited	(350,000)	$6.0

Outstanding at December 31, 2012	35,000	$4.1	5.1	$46

Exercisable at December 31, 2012	7,125	$5.7	4.6	$-

Vested and expected to vest at December 31, 2012	29,563	$4.2	5.1	$39

A summary of non-employee option balances under the Plans as of December 31, 2011 and 2010 and changes during the years ended on those dates are as follows:

	Year ended December 31,
	2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of year	365,000	$6.0	-
Granted	-		365,000	$6.0
Exercised	-		-
Expired	-		-
Forfeited	-		-

Options outstanding at end of year	365,000	$6.0	365,000	$6.0

Options exercisable at end of year	178,188	$6.0	54,728	$6.0

The weighted-average grant-date fair value of options granted to employees during the years ended December 31, 2012, 2011 and 2010 was $ 1.36, $ 1.46 and $ 1.93, respectively. The weighted-average grant-date fair value of options granted to non-employees during the years ended December 31, 2012 and 2010 was $ 1.24 and $ 2.82, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the year 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012. These amounts change based on the fair market value of the Company's stock. Total intrinsic value of options exercised for the years ended December 31, 2012, 2011 and 2010 was approximately $ 65, nil and 1, respectively.

Total grant-date fair value of options and RSUs granted to employees that vested during the years ended December 31, 2012, 2011 and 2010 was approximately $ 1,867, $ 1,713 and $ 1,444, respectively.

Total grant-date fair value of options and RSUs granted to consultants that vested during the years ended December 31, 2012, 2011 and 2010 was approximately $ 134, $ 371 and $ 179, respectively.

The outstanding and exercisable options granted to employees under the Company's Stock Option Plans as of December 31, 2012, have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
Ranges of	as of	remaining	Average	as of	price of
Exercise	December 31,	contractual	Exercise	December 31,	exercisable
Price	2012	life (years)	Price	2012	options

$ 3.00 - 4.30	1,950,000	4.5	$3.5	601,750	$4.0
$ 4.54 - 6.77	3,784,898	3.2	$5.6	3,403,896	$5.7
$ 7.48 - 9.20	144,900	1.8	$7.8	144,900	$7.8

	5,879,798	3.6	$5.0	4,150,546	$5.6

The outstanding and exercisable options granted to non-employees under the Company's Stock Option Plans as of December 31, 2012, have been separated into ranges of exercise price as follows:
Ranges of Exercise Price	Options Outstanding as of December 31, 2012	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Options exercisable as of December 31, 2012	Weighted average exercise price of exercisable options

$ 3.00 - 5.65	35,000	5.1	$4.1	7,125	$5.7
Restricted Share Units ("RSUs") granted to Employees and Non-employees

The fair value of RSUs is estimated based on the market value of the Company's stock on the date of the award.

During 2012, 2011 and 2010, the Company granted 1,112,500, 132,000 and 597,000 RSUs, respectively. The entitlement to these RSUs vests over a four-year period (15%, 25%, 30% and 30% each year, respectively) in quarterly or in annual trenches. The following table summarizes information regarding the number of RSUs issued and outstanding as of December 31, 2012, 2011 and 2010 and changes during the years ended on those dates:

Employees:

	Year ended December 31,
	2012		2011		2010
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

RSUs outstanding at the beginning of the year	846,147	$4.2	1,326,433	$3.8	1,225,025	$3.2
Granted	1,112,500	$3.9	132,000	$4.2	567,000	$5.5
Vested	(445,731)	$3.4	(473,973)	$3.3	(417,029)	$2.9
Forfeited	(164,464)	$5.1	(138,313)	$4.0	(48,563)	$2.7

RSUs outstanding at the end of the year	1,348,452	$4.1	846,147	$4.2	1,326,433	$3.8

Non-employees:

	Year ended December 31,
	2012		2011		2010
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

RSUs outstanding at the beginning of the year	32,250	$4.7	42,000	$4.5	17,000	$2.7
Granted	-		-		30,000	$5.2
Vested	(13,000)	$4.0	(9,750)	$3.6	(5,000)	$2.7
Forfeited	-		-		-

RSUs outstanding at the end of the year	19,250	$5.2	32,250	$4.7	42,000	$4.5

Additional Stock-based Compensation Data

As of December 31, 2012, there was approximately $ 7,394 of unrecognized compensation costs related to non-vested stock-based compensation arrangements granted to employees under the Plans and approximately $ 75 of unrecognized compensation costs related to non-vested stock-based compensation arrangements granted to non-employees under the Plans. The cost related to employees is expected to be recognized over a weighted-average period of 1.70 years and the cost related to non-employees is expected to be recognized over the weighted-average period of 1.84 years.

c.
In October 2011, the Company approved the grant of 400,000 stock options to its incoming Chief Executive Officer ("CEO") (such service commenced on January 1, 2012) at an exercise price of $ 3.88 per share. These options vest over a four-year period (15%, 25%, 30% and 30% each year, respectively) in quarterly trenches. The fair value of these options was estimated at $ 580, using the Black-Scholes option-pricing valuation model which is expected to be recognized over a weighted-average period of 2.38 years. This grant is included in the above tables related to employees.

d.
In December 2011, the Company approved the grant of 500,000 stock options to its Chairman of the Board of Directors and then CEO )as of January 1, 2012 he ceased to be CEO( and the other members of the Board of Directors at an exercise price of $ 4.5425 per share. These options vest ratably, each quarter, over a three-year period. The fair value of these options was estimated at $ 656, using the Black-Scholes option-pricing valuation model which is expected to be recognized over a weighted-average period of 1.42 years. These grants are included in the above tables as employee grants. Three directors who were granted 150,000 stock options as part of the above grants were replaced as directors in December 2012, and their unvested options were forfeited.

e.
In December 2012, the Company approved the grant of 150,000 stock options to three new directors (out of which 100,000 stock options were granted to FIMI IV 2007 LTD, a shareholder in the Company, in connection with director services provided by two new directors) at an exercise price of $ 5.31 per share. These options vest ratably, each quarter, over a three year period. The fair value of these options was estimated at $ 299, using the Black-Scholes option-pricing valuation model which is expected to be recognized over a weighted-average period of 1.63 years. These grants are included in the above tables as employee grants.

f.	Dividends:

1.
In the event that cash dividends are declared by the Company, such dividends will be declared and paid in Israeli currency. Under current Israeli regulations, any cash dividend in Israeli currency paid in respect of ordinary shares purchased by non-residents of Israel with non-Israeli currency, may be freely repatriated in such non-Israeli currency, at the exchange rate prevailing at the time of repatriation. The Company does not expect to pay cash dividends in the foreseeable future.

2.	Pursuant to the terms of a credit line from a bank (see also Note 13), the Company is restricted from paying cash dividends to its shareholders without initial approval from the bank.

CONVERTIBLE SUBORDINATED NOTES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE SUBORDINATED NOTES [Abstract]
CONVERTIBLE SUBORDINATED NOTES
NOTE 10:-	CONVERTIBLE SUBORDINATED NOTES

In 2003, the Company issued 4.00% Convertible Subordinated Notes due on October 2012 (the 4.00% Notes"). The remaining balance of the 4.00% Notes resulted from debt restructurings that occurred in 2003. The debt restructurings were accounted for as troubled debt restructuring on the basis of combination of types of restructuring and on the basis of modification of terms pursuant to ASC 470, "Debt" ("ASC 470") and ASC 310, "Receivables" ("ASC 310") and ASC 470-50-45-1. Accordingly, the Company recognized a gain in 2003. As part of the accounting for the troubled debt restructurings, the Company accrued to the balance of the 4.00% Notes the remaining future interest payable until maturity, presented as a separate line item in the balance sheet. Therefore, at each reporting date the liabilities include both principal and all future remaining interest payments. Consequently, though the Company paid periodical interest payments, the Company's statement of operations did not reflect the costs of such interest payments.

The Company paid interest on the 4.00% Notes semi-annually in arrears on April 1 and October 1 of each year, beginning on April 1, 2005. The notes were convertible at the option of the holder into the Company's Ordinary shares at a conversion price of $ 17.40 per Ordinary share at any time before close of business on October 1, 2012. Since January 1, 2005, the Company could, at its option, require the conversion right to be exercised under certain circumstances. During the years ended December 2012 and 2011, $52 and $ 9, respectively, of the 4.00% Notes were converted. In addition, during 2009 the Company redeemed $ 248 of the 4.00% Notes. As of December 31, 2011, the outstanding amount of the notes was $ 14,374 and was classified as "Current maturities of long-term loans and convertible subordinated notes".

The Company repaid the total remaining principal amount at maturity in October 2012.

RESTRUCTURING COST	12 Months Ended
Dec. 31, 2012
RESTRUCTURING COST [Abstract]
RESTRUCTURING COST
NOTE 11:-	RESTRUCTURING COST

During the fourth quarters of 2012 and 2011, the Company initiated restructuring plans to improve its operating efficiency at its various operating sites and to reduce its operating expenses. As a result of the restructuring plans the Company recognized $ 315 and $ 1,037 of employee contract termination costs on its statement of operations included at "Impairment of goodwill and intangible assets and restructuring costs" for the years ended December 31, 2012 and 2011, respectively. The restructuring expenses for the 2011 plan were fully paid in 2012. The Company anticipates that the total accrued restructuring expenses for the 2012 plan will be paid out in cash through fiscal year 2013.

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 12:-	TAXES ON INCOME

a.	ASC 740-10:

Interest associated with uncertain tax positions are classified as financial expenses in the financial statements and penalties as general and administrative expenses.

A reconciliation of the beginning and ending amount of unrecognized tax positions is as follows:

	December 31,
	2012	2011

Balance at beginning of year	$5,792	$7,633

Decrease related to prior year tax positions, net	(1,244)	(1,841)

Balance at the end of year	$4,548	$5,792

The unrecognized tax benefits include accrued penalties and interest of $ 2,665 and $ 3,207 at December 31, 2012 and 2011, respectively. During the years ended December 31, 2012, and 2011, the Group recorded income of $ 542, and $ 861 for penalties and interest, respectively. The unrecognized tax benefits as of December 31, 2012 and 2011 would, if recognized, reduce the annual effective tax rate.

The Group does not expect a reversal of unrecognized tax benefits in the next 12 months.

The Company and its subsidiaries file income tax returns in Israel and in other jurisdictions of its subsidiaries. As of December 31, 2012, the tax returns of the Company and its main subsidiaries are open to examination by the tax authorities for the tax years 2006 through 2012.

The Israeli tax authority has started tax assessment procedure with respect to 2009 - 2010 tax returns.

b.	Corporate tax rates:

From January 1, 2012 and onwards the regular corporate tax rate in Israel increased to 25%, compared to 24% in 2011, and 25% in 2010.

c.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

The Company has been granted an "Approved Enterprise" status, under the Law, for nine investment programs in the alternative program, by the Israeli Government. The period of benefits for the nine programs has expired.

On April 1, 2005, an amendment to the Law came into effect (the "Amendment") which significantly changed the provisions of the Law. The Amendment enacted major changes in the manner in which tax benefits are awarded under the Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

Tax benefits are available under the Amendment for production facilities, which are generally required to derive more than 25% of the Company's business income from export. The Amendment states that a company must make an investment of a minimum amount in the acquisition of productive assets such as machinery and equipment. Such investment may be made over a period of no more than three years ending at the end of the year in which the company requested to have the tax benefits apply to the Beneficiary Enterprise (the "Year of Election"). A facility that is approved under the Amendment is called a "Beneficiary Enterprise".

The Company was eligible under the terms of minimum qualifying investment and elected 2005 and 2011 as the Years of Election.

The duration of tax benefits is subject to a limitation of the earlier of 7-10 years from the Commencement Year, or 12 years from the first day of the Year of Election. The period of benefits of the Benefitted Enterprise will expire in 2017 and in 2023. As of December 31, 2012, the Company did not generate income under the provisions of the Amendment.

The tax benefits includes exemption from corporate tax on undistributed income for a period of two to ten years, depending on the geographic location of the Benefitted Enterprise within Israel, and a reduced corporate tax rate of 10% to 25% for the remainder of the benefits period, depending on the level of foreign investment in the company.

On January 1, 2011, new legislation that constitutes a major amendment to the Investment Law was enacted (the "Amendment Legislation"). Under the Amendment Legislation, a uniform rate of corporate tax would apply to all qualified income of certain Industrial Companies, as opposed to the current law's incentives that are limited to income from "beneficiary Enterprises" during their benefits period. According to the new law, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, 6% and 12%, respectively, thereafter. The profits of these Industrial Companies would be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty). The Company is not located in Development Zone A.

Under the transitory provisions of the new Amendment Legislation, the Company may elect whether to irrevocably implement the new law in its Israeli company while waiving benefits provided under the current law or keep implementing the current law during the next years. Changing from the current law to the new law is permissible at any stage. The Company is examining the possible effect of the Amendment Legislation on its results.

The Company does not expect to pay any cash dividends. In the event of distribution of dividends from the above mentioned tax exempt income, the amount distributed would be taxed at the corporate tax rate applicable to such profits as if the Company had not elected the alternative program of benefits (depending on the level of foreign investment in the Company), currently between 10% to 25% for an Benefitted Enterprise.

Income from sources other than a "Beneficiary Enterprise" during the benefit period is subject to tax at the regular corporate tax rate (25% from January 1, 2012 and onwards).

d.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. The Company has not made any provisions relating to undistributed earnings of the Company's foreign subsidiaries since the Company has no current plans to distribute such earnings. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes. It is not practicable to determine the amount of the unrecognized deferred tax liability for temporary differences related to investments in foreign subsidiaries.

e.	Carryforward tax losses and credits:

As of December 31, 2012, the Company had operating loss carry forwards for Israeli income tax purposes of approximately $ 52,000, which may be offset indefinitely against future taxable income.

The Company's U.S. subsidiaries had carryforward tax losses of approximately $ 256,000 as of December 31, 2012. Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of net operating loss before utilization. In the U.S, carryforward tax losses can be utilized within 20 years.

The Group has carryforward tax losses relating to other subsidiaries in Europe and Latin America of approximately $ 15,000 and $ 32,000, as of December 31, 2012 respectively.

f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Groups' deferred tax liabilities and assets are as follows:

		December 31,
		2012	2011
1.	Provided in respect of the following:

	Carryforward tax losses	$116,087	$120,253
	Temporary differences relating to property, equipment and intangibles	7,622	7,990
	Other	13,254	14,202

	Gross deferred tax assets	136,963	142,445

	Valuation allowance	(128,417)	(131,944)

	Net deferred tax assets	8,546	10,501

	Gross deferred tax liabilities
	Temporary differences relating to property, equipment and intangibles	(10,677)	(16,091)
	Other	(525)	(724)

		$(11,202)	$(16,815)

	Net deferred tax liabilities	$(2,656)	$(6,314)

	Domestic	$-	$-

	Foreign	(2,656)	(6,314)

		$(2,656)	$(6,314)
2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	Current assets	$62	$55

	Non-current assets	-	-

	Current liabilities	(5)	(20)

	Non-current liabilities	(2,713)	(6,349)

		$(2,656)	$(6,314)

3.
As of December 31, 2012, the Group decreased the valuation allowance by approximately $ 3,527, resulting from changes in other temporary differences and from carryforward tax losses. Management currently believes that it is more likely than not that the deferred tax regarding the loss carryforwards and other temporary differences for which valuation allowance was provided will not be realized in the foreseeable future.

4.
The functional and reporting currency of the Company and certain of its subsidiaries is the dollar. The difference between the annual changes in the NIS/dollar exchange rate causes a further difference between taxable income and the income before taxes shown in the financial statements. In accordance with ASC 740-10-25-3, the Company has not provided deferred income taxes on the difference between the functional currency and the tax basis of assets and liabilities.

g.	Reconciling items between the statutory tax rate of the Company and the effective tax rate:

	Year ended December 31,
	2012	2011	2010
Loss before taxes, as reported in the consolidated statements of operations	$(25,054)	$(6,193)	$30,630

Statutory tax rate	25%	24%	25%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$(6,264)	$(1,486)	$7,660
Currency differences	(713)	1,673	(394)
Tax adjustment in respect of different tax rates and "Approved Enterprise" status	(3,177)	(2,647)	(568)
Changes in valuation allowance	(3,527)	(11,156)	1,784
Taxes in respect of prior years	835	(513)	(416)
Stock compensation relating to options per ASC 718	331	292	247
Changes in valuation allowance related to Capital gains	(713)	(1,428)	(10,020)
Forfeiture of carry forward tax losses	2,551	8,281	-
Wavestream goodwill impairment and earn out reversal, net	8,831	5,851	-
Nondeductible expenses related to acquisitions	-	-	1,472
Nondeductible expenses and other differences	(16)	790	246

	$(1,862)	$(343)	$11

h.	Taxes on income included in the consolidated statements of operations:

	Year ended December 31,
	2012	2011	2010

Current year	$959	$612	$677
Prior years	835	(513)	(416)
Deferred income taxes	(3,656)	(442)	(250)

	$(1,862)	$(343)	$11

Domestic	$1,471	$66	$31
Foreign	(3,333)	(409)	(20)

	$(1,862)	$(343)	$11

i.	Income (loss) before taxes on income from continuing operations:

	Year ended December 31,
	2012	2011	2010

Domestic	$1,644	$4,294	$40,680
Foreign	(26,698)	(10,487)	(10,050)

	$(25,054)	$(6,193)	$30,630

SUPPLEMENTARY BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY BALANCE SHEET INFORMATION
NOTE 13:-	SUPPLEMENTARY BALANCE SHEET INFORMATION

a.	Other current assets:

	December 31,
	2012	2011

Receivables in respect of capital leases (see c below)	$4,130	$3,129
VAT receivables	2,211	2,428
Prepaid expenses	2,784	3,404
Deferred charges	8,611	7,989
Tax receivables	976	1,582
Employees	75	118
Income receivable	3,210	1,155
Advance payments to suppliers	1,300	1,268
Short term deferred taxes	62	55
Receivables from aborted merger	2,750	2,750
Hedging instruments	1,363	-
Other	1,668	1,889

	$29,140	$25,767

b.	Long-term trade receivables, receivables in respect of capital leases and other receivables:

	December 31,
	2012	2011

Long-term receivables in respect of capital leases (see c below)	$19,498	$20,127
Other receivables	283	92

	$19,781	$20,219

c.	Receivables in respect of capital and operating leases:

The Group's contracts with customers contain long-term commitments, for remaining periods ranging from one to ten years, to provide network services, equipment, installation and maintenance.
The aggregate minimum future payments to be received by the Group under these contracts as of December 31, 2012, are as follows (including unearned interest income of $ 7,297):
Capital
Year ending December 31,	lease

2013	$4,130
2014	4,063
2015	3,641
2016	3,285
2017	3,207
2018 and after	12,598

$$30,924

The net investments in capital lease receivables as of December 31, 2012, are $ 23,627. Total revenue from capital and operating leases amounted to $ 4,183, $ 15,064 and $ 8,868 in the years ended December 31, 2012, 2011 and 2010, respectively.

d.	Short-term bank credit:

The following is classified by currency and interest rates:
	Weighted average interest rate
	December 31,		December 31,
	2012	2011	2012	2011
	%

In dollars	4.0	4.0	$3,517	$2,971

e.	Other current liabilities:

	December 31,
	2012	2011

Deferred revenue	$14,528	$12,129
Payroll and related employee accruals	7,049	7,613
Government authorities	3,641	2,472
Advances from customers	3,833	4,279
Provision for vacation pay	6,269	5,922
Capital lease	-	800
Hedging Instruments	-	799
Other	5,016	2,750

	$40,336	$36,764

f.	Long-term loans:

		Interest rate for			December 31,
		2012	2011		2012	2011
	Linkage	%	%	Maturity

Loans from banks:
(a)	U.S.dollar	4.77%	4.77%	2012-2022	$36,000	$40,000
(b)	U.S.dollar	PRIME + 0.25%	-	2012-2015	8,334	-
(c)	Euro	EURIBOR +2.75%	EURIBOR +2.75%	2001-2020	3,805	4,350
(d)	Euro	7.9%	7.9%	2012-2017	571	652
Other loans:	NIS		6%	2011-2012	-	69

					48,710	45,071
Less - current maturities					7,963	4,718

					$40,747	$40,353

(a)
The Company entered into a loan agreement with an Israeli bank. The loan is secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2012 the Company is in compliance with these covenants.

As part of the loan agreement, the Company also received a credit line of $ 5,200 from the bank. As of December 31, 2012, the Company used all of this credit line.

(b)
Spacenet entered into a loan agreement with an U.S. bank, the loan is secured by a floating pledge over Spacenet's assets. In addition, there are financial covenants associated with the loan. As of December 31, 2012, Spacenet is in compliance with these covenants.

(c)	A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage is collateralized by the subsidiary's facilities in Germany.

(d)	Raysat BG entered into a mortgage business loan with a Bulgarian bank. The amount of the mortgage is collateralized by Raysat BG building in Bulgaria.

g.	Long-term debt maturities for loans after December 31, 2012, are as follows:

Year ending December 31,

2013	$7,963
2014	7,970
2015	6,312
2016	4,655
2017	4,642
2018 and thereafter	17,168

$48,710

Interest expenses on the long-term loans amounted to $ 2,153, $ 2,318 and $ 626 for the years ended December 31, 2012, 2011 and 2010, respectively.

h.	As for the convertible subordinated notes, see Note 10.

i.	Other long-term liabilities:

	December 31,
	2012	2011

Deferred revenue	$669	$84
Space segment	501	750
Restructuring charge (mainly termination of lease commitments)	635	811
Long-term tax accrual	4,640	6,265
Long term deferred taxes	2,713	6,349
Deferred income	4,742	7,368
Contingent consideration	151	469
Other	4,518	3,245

	$18,569	$25,341

SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2012
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 14:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Research and development expenses, net:

	Year ended December 31,
	2012	2011	2010

Total cost	$32,296	$35,076	$22,194
Less:
Non-royalty-bearing grants	3,055	3,375	3,249

Total research and development expenses, net	$29,241	$31,701	$18,945

b.	Allowance for doubtful accounts:
	Year ended December 31,
	2012	2011	2010

Balance at beginning of year	$4,640	$5,774	$6,278
Increase during the year	1,481	2,372	647
Amounts collected	(248)	(557)	(311)
Write-off of bad debts	(1,595)	(2,949)	(840)

Balance at the end of year	$4,278	$4,640	$5,774

c.	Financial income (expenses), net:
	Year ended December 31,
	2012	2011	2010
Income:
Interest on cash equivalents, bank deposits and restricted cash	$695	$1,099	$1,072
Interest with respect to capital lease	1,474	1,115	272
Other	50	438	367

	2,219	2,652	1,711
Expenses:
Interest with respect to short-term bank credit and other	177	241	17
Interest with respect to long-term loans	2,343	2,719	924
Other	2,341	1,623	1,327

	4,861	4,583	2,268

Total financial expenses, net	$(2,642)	$(1,931)	$(557)

d.	Other income:
	Year ended December 31,
	2012	2011	2010

Settlement agreements relating to the aborted Agreement and Plan of Merger	$2,727	$2,617	$13,314
Sale of an investment which previously had been written off	-	3,034	24,314
Adjustments to the fair value of the contingent consideration relating to Wavestream's acquisition	-	2,539	-
Other	2	(116)	(268)

	$2,729	$8,074	$37,360

CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION
NOTE 15:-	CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

The Group applies ASC 280, "Segment Reporting" ("ASC 280"). Segments are managed separately and can be described as follows:

Commencing 2012, in accordance with the Company's organizational changes instituted at the beginning of 2012, the Company's business is managed and reported as three separate reportable segments, comprised of the Company's newly named Commercial, Defense and Services divisions. Segment information for 2011 and 2010, was restated to conform to the new reporting segments:

•
Commercial Division provides VSAT networks, satellite communication products and associated professional services to service providers and operators worldwide, including consumer Ka-band initiatives worldwide.

•
Defense Division provides satellite communication products and solutions to defense and homeland security organizations worldwide and also includes Wavestream, which provides its products mainly to defense and homeland security organizations.

•
Service division, which includes Spacenet, provides managed network services for business, government and residential customers in North America, as well as service businesses in Peru and Colombia, which offer rural telephony and Internet access solutions.

a.	Information on the reportable segments:

1.	The measurement of the reportable operating segments is based on the same accounting principles applied in these financial statements.

2.	Financial data relating to reportable operating segments:

	Year ended December 31, 2012
	Commercial	Defense	Services	Total

Revenues	158,882	55,371	134,110	348,363
Cost of Revenues	97,310	40,998	97,055	235,363

Gross profit	61,572	14,373	37,055	113,000

R&D expenses:
Expenses incurred	19,561	12,735	-	32,296
Less - grants	2,261	794	-	3,055

	17,300	11,941	-	29,241

Selling and marketing	24,184	9,128	9,319	42,631
General and administrative	11,221	4,940	17,914	34,075
Impairment of goodwill and intangible assets and restructuring costs	219	31,975	-	32,194

Operating income (loss)	8,648	(43,611)	9,822	(25,141)
Financial expenses, net				(2,642)
Other income				2,729
Loss before taxes				(25,054)
Tax benefit				(1,862)
Net loss				(23,192)

Depreciation and amortization expenses	4,960	9,723	7,899	22,582

	Year ended December 31, 2011
	Commercial	Defense	Services	Total

Revenues	117,185	79,252	142,764	339,201
Cost of Revenues	61,363	51,401	104,810	217,574

Gross profit	55,822	27,851	37,954	121,627

R&D expenses:
Expenses incurred	19,210	15,866	-	35,076
Less - grants	2,775	600	-	3,375

	16,435	15,266	-	31,701

Selling and marketing	22,262	10,973	13,288	46,523
General and administrative	11,666	6,348	17,991	36,005
Costs related to acquisition transactions	39	-	217	256
Impairment of goodwill and intangible assets and restructuring costs	78	18,166	1,234	19,478

Operating income (loss)	5,342	(22,902)	5,224	(12,336)
Financial expenses, net				(1,931)
Other income				8,074
Loss before taxes				(6,193)
Tax benefit				(343)
Net loss				(5,850)

Depreciation and amortization expenses	4,755	10,115	9,251	24,121

	Year ended December 31, 2010
	Commercial	Defense	Services	Total

Revenues	100,932	19,499	112,554	232,985
Cost of Revenues	47,543	11,214	94,374	153,131

Gross profit	53,389	8,285	18,180	79,854

R&D expenses:
Expenses incurred	17,981	4,213	-	22,194
Less - grants	2,816	433	-	3,249

	15,165	3,780	-	18,945

Selling and marketing	19,554	2,695	11,147	33,396
General and administrative	10,074	3,089	16,681	29,844
Costs related to acquisition transactions	-	3,842	-	3,842

Operating income (loss)	8,596	(5,121)	(9,648)	(6,173)
Financial expenses, net				(557)
Other income				37,360
Loss before taxes				30,630
Taxes on income				11
Net loss				30,619

Depreciation and amortization expenses	5,406	1,950	7,438	14,794

b.	Revenues by geographic areas:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2012	2011	2010

North America	$115,884	$156,326	$83,314
South America and Central America	115,190	100,457	84,388
Asia and Asia Pacific	84,482	51,554	36,350
Europe	23,906	21,126	12,693
Africa	8,901	9,738	16,240

	$348,363	$339,201	$232,985

c.	Net revenues from two major customers located in Australia and in Latin America accounted for 14% and 10% of total consolidated revenues for the year ended December 31, 2012, respectively.

During 2011 and 2010, the Group did not have any single customer or country generating revenues exceeding 10% of the Group's total revenues.

d.	The Group's long-lived assets are located as follows:

	December 31,
	2012	2011

Israel	$71,283	$73,760
Latin America	4,174	4,867
United States	9,693	12,490
Europe	9,059	9,197
Other	518	612

	$94,727	$100,926

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 16:-	SUBSEQUENT EVENTS

In March 2013, Spacenet closed a financing agreement with a U.S financing company, under which it received a partially non-recourse loan of $14.7 million. The loan is secured principally by monthly stream of payments from one of Spacenet's customers.

SIGNIFICANT ACCOUNTING POLICIES (Policy)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Functional currency
b.	Functional currency:

The majority of the revenues of the Company and certain of its subsidiaries are generated in U.S. dollars ("dollar") or linked to the dollar. In addition, a substantial portion of the Company's and certain of its subsidiaries' costs are incurred in dollars. The Company's management believes that the dollar is the primary currency of the economic environment in which the Company and certain of its subsidiaries operate. Thus, the functional and reporting currency of the Company and certain of its subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with ASC 830, "Foreign Currency Matters" ("ASC 830"). All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the consolidated statements of operations as financial income or expenses, as appropriate.

The financial statements of a foreign subsidiary, whose functional currency has been determined to be its local currency, have been translated into dollars. Assets and liabilities have been translated using the exchange rates in effect at the balance sheet date. Statements of operations amounts have been translated using average rates, which approximates the prevailing exchange rate for each transaction. The resulting translation adjustments are reported as a component of equity in accumulated other comprehensive income (loss).

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries, in which the Company has a controlling voting interest and entities consolidated under the variable interest entities ("VIE") provisions of ASC 810, "Consolidation" ("ASC 810"). Inter-company balances and transactions have been eliminated upon consolidation.

The Company applies the provisions of ASC 810 which provides a framework for identifying VIEs and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that is unable to make significant decisions about its activities, (3) has a group of equity owners that does not have the obligation to absorb losses or the right to receive returns generated by its operations or (4) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities (for example, providing financing or buying assets) either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

ASC 810 requires a VIE to be consolidated by the party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) that has both of the following characteristics: a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on a majority voting interest. ASC 810 also requires disclosures about VIEs in which the variable interest holder is not required to consolidate but in which it has a significant variable interest.

Most of the activity of Gilat Colombia consists of operating subsidized projects for the government of Colombia (the "Compartel Projects" and the "Schools Project, together the "Projects"). The Compartel Projects were awarded to Gilat's Colombian subsidiaries in 1999 and 2002 and the School Project was awarded to Gilat's Colombian subsidiary in 2011.

As required by the Projects' bid documents, the Group established trusts (the "Trusts") and entered into governing Trust Agreements (one for each project awarded) (collectively, the "Trust Agreements"). The Trusts were established for the purpose of holding the network equipment, processing payments to subcontractors, and holding the funds received through the subsidy (the "Subsidy") until they are released in accordance with the terms of the Subsidy and paid to the Group. The Trusts are a mechanism to allow the Colombia government to review amounts to be paid with the Subsidy and verify that such funds are used in accordance with the transaction document of the project and the terms of the Subsidy. The Group generates revenues from the Subsidy, as well as from the use of the network that the Group operates.

The Trusts are considered VIEs and the Group is identified as the primary beneficiary of the Trusts.

Under ASC 810 the Company performs ongoing reassessments of whether it is the primary beneficiary of a VIE. As the assessment of Company's management is that the Company has the power to direct the activities of a VIE that most significantly impact the VIE's activities (it is responsible for establishing and operating the networks), and the obligation to absorb losses of the VIE that could potentially be significant to the VIE and the right to receive benefits from the VIE that could potentially be significant to the VIE economic performance, it was therefore concluded by management that the Company is the primary beneficiary of the Trusts. As such, the Trusts were consolidated in the financial statements of the Company since their inception.

As of December 31, 2012 and December 31, 2011, the Trusts' assets, amounted to $ 6,074 and $ 1,549, respectively. These assets are consolidated within the financial statements of the Company and are classified as "Restricted cash held by trustees" and "Other current assets".
As of December 31, 2012 and 2011, the Trusts' liabilities, mainly classified as "Short-term advances from customers, held by trustees" are consolidated within the financial statements of the Company and amounted to $ 4,448 and $ 1,555, respectively.

Cash and cash equivalents
d.	Cash and cash equivalents:
Cash equivalents are short-term highly liquid investments that are not restricted as to withdrawals or use with maturities of three months or less at the date acquired.
Short-term and long-term restricted cash
e.	Short-term and long-term restricted cash:

Short-term restricted cash is primarily invested in certificates of deposit, which mature within one year. As of December 31, 2012, the vast majority of this amount was linked to the dollar. It is used as collateral for the lease of the Group's offices, performance guarantees to customers and loans, and bears weighted average interest rates of 1.13% and 1.29% as of December 31, 2012 and 2011, respectively.

Long-term restricted cash is primarily invested in certificates of deposit, which mature in more than one year. As of December 31, 2012, the vast majority of the amount is linked to the dollar. It bears annual weighted average interest rates of 2.23% and 0.47% as of December 31, 2012 and 2011, respectively. This long-term restricted cash is used as collateral for the lease of the Group's offices, a sale and lease back transaction, performance guarantees to customers and loans.

Restricted cash held by trustees
f.	Restricted cash held by trustees:

As of December 31, 2012 and 2011, short-term restricted cash held by trustees is invested in a savings bank account linked to the Colombian Peso. The restricted cash is being released based upon performance milestones as stipulated in the agreements with the government of Colombia.

Inventories
g.	Inventories:

Inventories are stated at the lower of cost or market value. Inventory write-offs are provided to cover risks arising from slow-moving items, excess inventories, discontinued products, new products introduction and for market prices lower than cost. Any write-off is recognized in the consolidated statement of operations as cost of revenue.

Cost is determined as follows:

Raw materials, parts and supplies - with the addition of allocable indirect manufacturing costs using the average cost method.

Work-in-progress - represents the cost of manufacturing with the addition of allocable indirect manufacturing costs, using the average cost method.

Finished products - calculated on the basis of raw materials, direct manufacturing costs with the addition of allocable indirect manufacturing costs, using the average cost method.

Investment in other companies
h.	Investment in other companies:

The investment in these companies is stated at cost since the Group does not have the ability to exercise significant influence over operating and financial policies of the investments.

The Group's investments in other companies are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an investment may not be recoverable in accordance with ASC 325, "Investments - Other". Any impairment loss is recognized in the consolidated statements of operations. As of December 31, 2012 and 2011, the investment in these companies was nil.

Long-term trade receivables
i.	Long-term trade receivables:

Long-term trade receivables from long-term payment agreements are initially recognized at estimated present values determined based on rates of interest at recognition date and reported at the net amounts in the accompanying consolidated financial statements. Imputed interest is recognized, using the effective interest method, as a component of financial income (expenses) in the statements of operations.

Property and equipment, net
j.	Property and equipment, net:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets as follows:

Years

Buildings	50
Computers, software and electronic equipment	3 - 10
Office furniture and equipment	5 - 17
Vehicles	3 - 7
Leasehold improvements	Over the term of the lease or the useful life of the improvements, whichever is shorter

Equipment leased to others under operating leases is carried at cost less accumulated depreciation and depreciated using the straight-line method over the useful life of the assets.

Intangible assets
k.	Intangible assets:

Intangible assets subject to amortization are initially recognized based on the fair value allocated to them, and subsequently stated at amortized cost. The assets are amortized over their estimated useful lives using the straight line method over an estimated period during which benefits are expected to be received, in accordance with ASC 350, "Intangible - Goodwill and Other" ("ASC 350") as the following weighted average in years:

Years

Technology	7.9
Customer relationships	7
Marketing rights and patents	12.3
Backlog	1.1

As for the impairment loss related to Wavestream's technology recorded in 2012, see note 1e.
Regarding the Company's accounting policy for impairment of intangible assets see note 2m.

Goodwill
l.	Goodwill:

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, goodwill is not amortized, but rather is subject to an annual impairment test. Goodwill is tested for impairment at the reporting unit level by comparing the fair value of the reporting unit with its carrying value. The Company performs its annual impairment analysis of goodwill in the fourth quarter of the year, or more often if there are indicators of impairment present. The provisions of ASC 350 require that a two-step impairment test be performed on goodwill at the level of the reporting units. In the first step, or Step 1, the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and the Company is not required to perform further testing. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step, or Step 2, of the impairment test in order to determine the implied fair value of goodwill. To determine the fair value used in Step 1, the Company uses discounted cash flows. If and when the Company is required to perform a Step 2 analysis, determining the fair value of its net assets and its off-balance sheet intangibles would require it to make judgments that involve the use of significant estimates and assumptions.

The Company determines the fair value of each reporting unit using the Income Approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates the reporting unit's fair value. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. The Company considers historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

As for the goodwill impairment loss recorded in 2012 and 2011, see note 1e and note 6.

Impairment of long-lived assets and long-lived assets to be disposed of
m.	Impairment of long-lived assets and long-lived assets to be disposed of:

The Group's long-lived assets are reviewed for impairment in accordance with ASC 360, "Property, Plant, and Equipment" ("ASC 360"), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. Such measurement includes significant estimates. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. However, the carrying amount of a group of assets is not to be reduced below its fair value. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. (See also Note 2k).

As for the impairment loss related to Wavestream's technology recorded in 2012, see note 1e and note 5.
In 2011 and 2010, no impairment losses were identified.

Contingencies
n.	Contingencies

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss

Revenue recognition
o.	Revenue recognition:

The Group generates revenue mainly from the sale of products and services for satellite-based communications networks. Sale of products includes mainly the sale of VSATs, hubs and amplifiers. Service revenue include access to and communication via satellites ("space segment), installation of network equipment, telephone services, internet services, consulting, on-line network monitoring, network maintenance and repair services. The Group sells its products primarily through its direct sales force and indirectly through resellers or system integrators. Sales consummated by the Group's sales force and sales to resellers or system integrators are considered sales to end-users.

Revenue from product sales is recognized in accordance with SEC Staff Accounting Bulletin ("SAB") No. 104, "Revenue Recognition" ("SAB No. 104"), when delivery has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable, no further obligation exists and collectability is probable. When significant acceptance provisions are included in the arrangement revenue are deferred until the acceptance occurs. Generally, the Group does not grant rights of return. Service revenues are recognized ratably over the period of the contract or as services are performed, as applicable.

In October 2009, the FASB issued Accounting Standards Update (''ASU'') No. 2009-13, ''Multiple-Deliverable Revenue Arrangements'' (''ASU 2009-13''). The new standard changes the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price.

The Company adopted this standard as of the beginning of fiscal 2011 on a prospective basis for new and materially modified transaction originating after January 1, 2011.

For 2011 and future periods, pursuant to the guidance of ASU 2009-13, when a sales arrangement contains multiple elements, such as equipment and services, the Company allocates revenues to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (''VSOE'') if available, third party evidence (''TPE'') if VSOE is not available, or estimated selling price (''ESP'') if neither VSOE nor TPE is available. In multiple element arrangements, revenues are allocated to each separate unit of accounting for each of the deliverables using the relative selling prices of each of the deliverables in the arrangement based on the aforementioned selling price hierarchy.

Revenue from products under sales-type lease contracts is recognized in accordance with ASC 840, "Leases" ("ASC 840") upon installation or upon delivery, in cases where the customer obtains its own or other's installation services. The net investments in sales-type leases are discounted at the interest rates implicit in the leases. The present values of payments due under sales-type lease contracts are recorded as revenue at the time of shipment or installation, as appropriate. Future interest income is deferred and recognized over the related lease term as financial income.

Revenue from products and services under operating leases of equipment is recognized ratably over the lease period, in accordance with ASC 840.

Deferred revenue represents amounts received by the Group when the criteria for revenue recognition as described above are not met and are included in "Other current liabilities" and "Other long-term liabilities". When deferred revenue is recognized as revenue, the associated deferred charges are also recognized as cost of sales.

Shipping and advertising expenses
p.	Shipping and advertising expenses:

Selling and marketing expenses include shipping expenses in the amounts of $ 4,496, $ 2,863 and $ 3,945 for the years ended December 31, 2012, 2011 and 2010, respectively.

Advertising costs are expensed as incurred. Advertising expenses amounted to $ 1,011, $ 1,252 and $ 859 for the years ended December 31, 2012, 2011 and 2010, respectively.

Warranty costs
q.	Warranty costs:

Generally, the Group provides product warranties for periods between twelve to eighteen months at no extra charge. A provision is recorded for estimated warranty costs based on the Group's experience. Warranty expenses for the years ended December 31, 2012, 2011 and 2010 were immaterial.

Research and development expenses
r.	Research and development expenses:
Research and development expenses, net of grants received, are charged to expenses as incurred.
Grants
s.	Grants:

The Group received non-royalty-bearing grants from the Government of Israel and from other funding sources, for approved research and development projects. These grants are recognized at the time the Group is entitled to such grants on the basis of the costs incurred or milestones achieved as provided by the relevant agreement and included as a deduction from research and development expenses.

Research and development grants deducted from research and development expenses amounted to $ 3,055, $ 3,375 and $ 3,249 in 2012, 2011 and 2010, respectively.

Accounting for stock-based compensation
t.	Accounting for stock-based compensation:

The Group accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Group recognizes compensation expenses for the value of its awards, which vested and were granted prior to January 1, 2006, based on the accelerated attribution method and for awards granted subsequent to January 1, 2006, based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Group selected the Black-Scholes-Merton option pricing model as the most appropriate fair value method for its stock-options awards and the fair value of restricted share units, or RSUs, based on the market stock price on the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Group has historically not paid dividends and has no foreseeable plans to pay dividends.

The Group accounts for equity instruments issued to third party service providers (non-employees) in accordance with the fair value based on an option-pricing model, pursuant to the guidance in ASC 505-50, "Equity-Based Payments to Non-Employees" ("ASC 505-50"). The fair value of the options granted and are unvested is revalued over the related service periods and recognized over the remaining vesting period. (See also Note 9).

Income taxes
u.	Income taxes:

The Group accounts for income taxes in accordance with ASC 740, "Income Taxes" ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between the financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

The Group accounts for uncertain tax position in accordance with ASC 740-10, "Income Taxes" ("ASC 740-10")). ASC 740-10 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. ASC 740-10 utilizes a two-step approach for evaluating tax positions.

Recognition (step one) occurs when an enterprise concludes that a tax position, based solely on its technical merits, is more-likely-than-not to be sustained upon examination. Measurement (step two) is only addressed if step one has been satisfied (i.e., the position is more-likely-than-not to be sustained) otherwise a full liability in respect of a tax position not meeting the more-than-likely-than-not criteria is recognized.

Under step two, the tax benefit is measured as the largest amount of benefit, determined on a cumulative probability basis that is more-likely-than-not to be realized upon ultimate settlement.

ASC 740-10, applies to all tax positions related to income taxes subject to ASC 740. This includes tax positions considered to be "routine" as well as those with a high degree of uncertainty. ASC 740-10 has expanded disclosure requirements, which include a tabular roll forward of the beginning and ending aggregate unrecognized tax benefits as well as specific detail related to tax uncertainties for which it is reasonably possible the amount of unrecognized tax benefit will significantly increase or decrease within twelve months (See also Note 12).

Concentrations of credit risks
v.	Concentrations of credit risks:

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, short-term and long-term restricted cash, short-term restricted cash held by trustees, trade receivables, short-term and long-term receivables relating to capital leases and long-term trade receivables.
The majority of the Group's cash and cash equivalents, short-term bank deposits, and short-term and long-term restricted cash are invested in dollars with major banks in Israel and in the United States. Generally, these cash equivalents may be redeemed upon demand and, therefore management believes that they bear lower risk.

The Group also has restricted cash held by trustees, which is invested in Colombian Pesos with major banks in Colombia. As of December 31, 2012, restricted cash held by the trustees amounted to $ 1,664. The Group is entitled to receive the restricted cash held by the trustee in stages based upon operational milestones. The cash held in the trusts is reflected in the Company's balance sheet as "Restricted cash held by trustees".

Trade receivables, short-term and long-term receivables relating to capital leases and long-term trade receivables of the Group are mainly derived from sales to major customers located in the U.S., Europe, Asia and Asia Pacific, South America and Africa. The Group performs ongoing credit evaluations of its customers and obtains letters of credit and bank guarantees for certain receivables. An allowance for doubtful accounts is determined with respect to specific debts that the Group has determined to be doubtful of collection.

During 2012 and 2011, the Company entered into hedging contracts, with major banks in Israel, in order to hedge portions of its anticipated NIS payroll payments. These contracts are designated as cash flow hedges. Those contracts mature at the time in which the related salary payments are paid. See also Note 2aa and Note 8.

Employee related benefits
w.	Employee related benefits:

Severance pay:

The Company's liability for severance pay is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees whose employment is terminated by the Company or who are otherwise entitled to severance pay in accordance with Israeli law or labor agreements are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its Israeli employees is partly provided for by monthly deposits for insurance policies and the remainder by an accrual. The value of these policies is recorded as an asset in the Company's consolidated balance sheet.

During April and May 2008 (the "transition date"), the Company amended the contracts of most of its Israeli employees so that starting on the transition date, such employees are subject to Section 14 of the Severance Pay Law, 1963 ("Section 14") for severance pay accumulated in periods of employment subsequent to the transition date. In accordance with Section 14, upon termination, the release of the contributed amounts from the fund to the employee shall relieve the Company from any further severance liability and no additional payments shall be made by the Company to the employee. As a result, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership of the amounts deposited.

The carrying value for the deposited funds for the Company's employees' severance pay for employment periods prior to April and May 2008 include profits and losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to the Israeli Severance Pay Law or labor agreements.

Severance pay expenses for the years ended December 31, 2012, 2011 and 2010, amounted to approximately $ 2,878, $ 3,732 and $ 2,317, respectively.

401K profit sharing plans:

The Group has a number of savings plans in the United States that qualify under Section 401(k) of the Internal Revenue Code. U.S employees may contribute up to 100% of their pretax salary, but not more than statutory limits. Generally, the Group contributes one dollar for each dollar a participant contributes in this plan, in an amount of up to 3% of salary and in addition, it contributes fifty cents for each dollar a participant contributes in this plan, for an additional 3%. Matching contributions for all the plans were approximately $ 906, $ 1,230 and $ 610 for the years ended 2012, 2011 and 2010, respectively. Matching contributions are invested in proportion to each participant's voluntary contributions in the investment options provided under the plan. The plan was suspended from July 9, 2012 and reinstated on October 1, 2012.

Fair value of financial instruments
x.	Fair value of financial instruments:

The following methods and assumptions were used by the Group in estimating their fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, bank deposits, short-term restricted cash, restricted cash held by trustees, trade receivables, short-term bank credit and trade payables approximate their fair value due to the short-term maturity of such instruments.

The carrying amounts of the Group's long-term borrowing arrangements, long-term trade receivables and long-term restricted cash approximate their fair value. The fair value was estimated using discounted cash flow analysis, based on the Group's incremental borrowing rates for similar borrowing or investing arrangements.

The fair value of the convertible subordinated notes was determined based on management estimates that incorporate the estimated market participant expectations of future cash flow and therefore is classified as Level 3. The Company repaid the convertible subordinated notes in October 2012. As of December 31, 2011, the fair value of the Company's convertible subordinated notes was $ 13,937.

Restructuring Costs
y.	Restructuring Costs:

During 2012 and 2011, the Company announced that it was implementing a cost reduction plan including the layoff of employees. The Company has accounted for the restructuring plan in accordance with ASC 420, "Exit or Disposal Cost Obligations". (see also Note 11).

Net earnings (loss) per share
z.	Net earnings (loss) per share:

Basic net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each period. Diluted net earnings (loss) per share are computed based on the weighted average number of Ordinary shares outstanding during each period, plus dilutive potential Ordinary shares considered outstanding during the period, in accordance with ASC 260, "Earning per Share" ("ASC 260") . The total weighted average number of shares related to the outstanding options and warrants excluded from the calculations of diluted net earnings (loss) per share, as they would have been anti-dilutive, was 6,833,367, 5,750,076 and 3,794,561 for the years ended December 31, 2012, 2011 and 2010, respectively.

The following table sets forth the computation of basic and diluted net earnings (loss) per share:

1.	Numerator:
	Year ended December 31,
	2012	2011	2010
Numerator for basic and diluted net earnings (loss) per share -
Net income (loss) available to holders of Ordinary shares	$(23,192)	$(5,850)	$30,619

2.	Denominator (in thousands):

Denominator for basic net earnings (loss) per share -
Weighted average number of shares	41,410	40,929	40,467
Add-employee stock options and convertible subordinated notes	*) -	*) *	1,518

Denominator for diluted net earnings (loss) per share - adjusted weighted average shares assuming exercise of options	41,410	40,929	41,985
*)	Anti-dilutive.

Derivatives and hedging activities
aa.	Derivatives and hedging activities:

ASC 815, "Derivatives and Hedging" ("ASC 815"), as amended, requires the Company to recognize all derivatives on the balance sheet at fair value. Derivatives that are not hedges must be adjusted to fair value through income (loss). If the derivative is a hedge, depending on the nature of the hedge, changes in the fair value of derivatives are either offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is immediately recognized in earnings. The Company uses derivatives to hedge certain cash flow foreign currency exposures in order to further reduce the Company's exposure to foreign currency risks.

The Company measured the fair value of the contracts in accordance with ASC No. 820, "Fair Value Measurement and Disclosure" ("ASC 820") at Level 2. As of December 31, 2012 the fair value of the hedging instruments was $ 1,363 which is recorded in "Other current assets" in the Company's balance sheet.

Impact of recently issued accounting pronouncements
ab.	Impact of recently issued accounting pronouncements:

In July 2012, the FASB issued ASU 2012-02, "Intangible- Goodwill and Other (Topic 350): Testing Indefinite- Lived Intangible Assets for Impairment" (ASU 2012-02), which is effective for annual reporting periods. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company will consider the revised guidance for fiscal years beginning after September 15, 2012.

Reclassification
ac.	Reclassification:
Certain figures have been reclassified to conform to the 2012 presentation. The reclassification had no effect on previously reported net income (loss), equity or cash flows.

GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Pro Forma Condensed Results of Operations
Total Consolidated
Year ended December 31, 2010

Revenues	$304,021

Net income	$43,600

Basic net earnings per share	$1.08

Diluted net earnings per share	$1.04

Raysat Antenna Systems [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed in Business Acquisition
Cash	$1,396
Other current assets	3,140
Non-current assets	2,144
Property and equipment	3,147
Intangible assets:
Technology	7,963
Customer relationships	1,279
Backlog	91
In-process research and development	445
Goodwill	20,162
Current liabilities	(7,867)
Long-term liabilities	(3,437)

Net assets acquired	$28,463

Wavestream Corporation [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed in Business Acquisition
Cash	$5,873
Other current assets	18,425
Non-current assets	355
Property and equipment	3,513
Intangible assets:
Technology	40,040
Customer relationships	3,187
Backlog	341
Goodwill *)	85,485
Current liabilities	(13,609)
Long-term liabilities **)	(9,098)

Net assets acquired	$134,512

*)	In 2011 the goodwill amount was adjusted by $ 435 as a result of a working capital adjustment
**)	Mainly attributed to deferred tax liabilities.

Cicat Networks Inc [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed in Business Acquisition

Cash	$134
Other current assets	1,301
Non-current assets	209
Property and equipment	42
Intangible assets:
Customer relationships	626
Backlog	94
Goodwill	1,890
Current liabilities	(1,075)
Long-term liabilities	(398)

Net assets acquired	$2,823

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment Useful Lives
Years

Buildings	50
Computers, software and electronic equipment	3 - 10
Office furniture and equipment	5 - 17
Vehicles	3 - 7
Leasehold improvements	Over the term of the lease or the useful life of the improvements, whichever is shorter

Schedule of Intangible Assets Estimated Useful Life
Years

Technology	7.9
Customer relationships	7
Marketing rights and patents	12.3
Backlog	1.1

Schedule of Calculation of Numerator and Denominator in Basic and Diluted Net Earnings (Loss) Per Share
1.	Numerator:
	Year ended December 31,
	2012	2011	2010
Numerator for basic and diluted net earnings (loss) per share -
Net income (loss) available to holders of Ordinary shares	$(23,192)	$(5,850)	$30,619

2.	Denominator (in thousands):

Denominator for basic net earnings (loss) per share -
Weighted average number of shares	41,410	40,929	40,467
Add-employee stock options and convertible subordinated notes	*) -	*) *	1,518

Denominator for diluted net earnings (loss) per share - adjusted weighted average shares assuming exercise of options	41,410	40,929	41,985
*)	Anti-dilutive.

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventory
	December 31,
	2012	2011

Raw materials, parts and supplies	$8,552	$11,172
Work in progress	1,404	1,267
Finished products	15,017	19,494

	$24,973	$31,933

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment
	December 31,
	2012	2011
Cost:

Buildings and land	$95,293	$95,001
Computers, software and electronic equipment	99,697	100,920
Equipment leased to others	79,337	78,102
Office furniture and equipment	10,589	10,360
Vehicles	605	672
Leasehold improvements	9,078	8,886

	294,599	293,941
Accumulated depreciation *)	199,872	193,015

Depreciated cost	$94,727	$100,926

*)	The accumulated depreciation of equipment leased to others as of December 31, 2012 and 2011 is $ 73,166 and $ 70,015, respectively.

INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets
	December 31,
	2012	2011

Original amounts:

Technology *)	$42,504	$48,448
Customer relationships	5,092	5,092
Marketing rights and patents	3,405	3,316
Backlog	526	526
Other	3,355	3,475

	54,882	60,857
Accumulated amortization:

Technology	13,345	7,024
Customer relationships	1,594	859
Marketing rights and patents	878	669
Backlog	526	472
Other	2,548	1,906

	18,891	10,930

	$35,991	$49,927

*)	During 2012 the Company recorded an impairment loss of $ 7,948 related to Wavestream's technology (see also note 1e(.

Schedule of Estimated Amortization Expenses
Year ending December 31,

2013	$6,717
2014	6,027
2015	5,983
2016	5,839
2017	5,741
2018 and thereafter	5,684

$35,991

GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Schedule of Goodwill
	December 31,
	2012	2011

Balance at the beginning of the period:
Goodwill	$107,537	$106,082
Accumulated impairment losses	(17,846)	-
	89,691	106,082
Goodwill acquired during the year	-	1,890
Goodwill adjustment *)	-	(435)
Impairment loss	(23,931)	(17,846)

Balance at the end of the period:
Goodwill	107,537	107,537
Accumulated impairment losses	(41,777)	(17,846)

	$65,760	$89,691

*)	For information regarding the goodwill adjustment, see note 1d.

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
	Gross	Receivables	Net
Year ending December 31,	Commitments	from subleases	commitments

2013	$6,715	$1,514	$5,201
2014	6,045	621	5,424
2015	5,910	481	5,429
2016	1,918	91	1,827
2017 and after	192	-	192

	$20,780	$2,707	$18,073

Space segment services [Member]
Operating Leases Segment [Line Items]
Schedule of Future Minimum Payments Under Operating Leases
Year ending December 31,

2013	$26,587
2014	22,307
2015	17,791
2016	8,559
2017	1,558
218 and thereafter	1,701

$78,503

EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
	Year ended December 31,
	2012	2011	2010

Risk free interest	0.68%	0.99%	1.70%
Dividend yields	0%	0%	0%
Volatility	45%	44%	45%
Expected term (in years)	5	5	4.75

Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of employee option balances under the Plans as of December 31, 2012 and changes during the year ended December 31, 2012 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	4,996,438	$5.5	4.0	$28
Granted	1,150,000	$3.4
Exercised	(56,000)	$4.1
Expired	(8,938)	$77.6
Forfeited	(201,702)	$5.7

Outstanding at December 31, 2012	5,879,798	$5.0	3.6	$3,831

Exercisable at December 31, 2012	4,150,546	$5.6	2.8	$1,008

Vested and expected to vest at December 31, 2012	5,742,704	$5.0	3.6	$3,580

A summary of employee option balances under the Plans as of December 31, 2011 and 2010 and changes during the years ended on those dates are as follows:

	Year ended December 31,
	2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of year	4,204,114	$6.5	4,187,555	$6.8
Granted	900,000	$4.2	60,000	$4.8
Exercised	-		(3,000)	$5.3
Expired	(37,937)	$82.1	(592)	$1,113.3
Forfeited	(69,739)	$8.2	(39,849)	$14.5

Options outstanding at end of year	4,996,438	$5.5	4,204,114	$6.5

Options exercisable at end of year	4,030,521	$5.8	3,903,132	$6.6

Schedule of Stock Option Activity by Exercise Price

					Weighted
	Options	Weighted		Options	average
	outstanding	average	Weighted	exercisable	exercise
Ranges of	as of	remaining	Average	as of	price of
Exercise	December 31,	contractual	Exercise	December 31,	exercisable
Price	2012	life (years)	Price	2012	options

$ 3.00 - 4.30	1,950,000	4.5	$3.5	601,750	$4.0
$ 4.54 - 6.77	3,784,898	3.2	$5.6	3,403,896	$5.7
$ 7.48 - 9.20	144,900	1.8	$7.8	144,900	$7.8

	5,879,798	3.6	$5.0	4,150,546	$5.6

Summary of Restricted Stock Activity

Employees:

	Year ended December 31,
	2012		2011		2010
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

RSUs outstanding at the beginning of the year	846,147	$4.2	1,326,433	$3.8	1,225,025	$3.2
Granted	1,112,500	$3.9	132,000	$4.2	567,000	$5.5
Vested	(445,731)	$3.4	(473,973)	$3.3	(417,029)	$2.9
Forfeited	(164,464)	$5.1	(138,313)	$4.0	(48,563)	$2.7

RSUs outstanding at the end of the year	1,348,452	$4.1	846,147	$4.2	1,326,433	$3.8

Non Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity

A summary of non-employee option balances under the Plans as of December 31, 2012 and changes during the year ended December 31, 2012 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	365,000	$6.0	5.3	$-
Granted	20,000	$3.0
Exercised	-
Expired	-
Forfeited	(350,000)	$6.0

Outstanding at December 31, 2012	35,000	$4.1	5.1	$46

Exercisable at December 31, 2012	7,125	$5.7	4.6	$-

Vested and expected to vest at December 31, 2012	29,563	$4.2	5.1	$39

A summary of non-employee option balances under the Plans as of December 31, 2011 and 2010 and changes during the years ended on those dates are as follows:

	Year ended December 31,
	2011		2010
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of year	365,000	$6.0	-
Granted	-		365,000	$6.0
Exercised	-		-
Expired	-		-
Forfeited	-		-

Options outstanding at end of year	365,000	$6.0	365,000	$6.0

Options exercisable at end of year	178,188	$6.0	54,728	$6.0

Schedule of Stock Option Activity by Exercise Price
Ranges of Exercise Price	Options Outstanding as of December 31, 2012	Weighted average remaining contractual life (years)	Weighted Average Exercise Price	Options exercisable as of December 31, 2012	Weighted average exercise price of exercisable options

$ 3.00 - 5.65	35,000	5.1	$4.1	7,125	$5.7

Summary of Restricted Stock Activity

Non-employees:

	Year ended December 31,
	2012		2011		2010
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

RSUs outstanding at the beginning of the year	32,250	$4.7	42,000	$4.5	17,000	$2.7
Granted	-		-		30,000	$5.2
Vested	(13,000)	$4.0	(9,750)	$3.6	(5,000)	$2.7
Forfeited	-		-		-

RSUs outstanding at the end of the year	19,250	$5.2	32,250	$4.7	42,000	$4.5

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Reconciliation of Beginning and Ending Balances of Unrecognized Tax Positions
	December 31,
	2012	2011

Balance at beginning of year	$5,792	$7,633

Decrease related to prior year tax positions, net	(1,244)	(1,841)

Balance at the end of year	$4,548	$5,792

Schedule of Deferred Income Taxes
		December 31,
		2012	2011
1.	Provided in respect of the following:

	Carryforward tax losses	$116,087	$120,253
	Temporary differences relating to property, equipment and intangibles	7,622	7,990
	Other	13,254	14,202

	Gross deferred tax assets	136,963	142,445

	Valuation allowance	(128,417)	(131,944)

	Net deferred tax assets	8,546	10,501

	Gross deferred tax liabilities
	Temporary differences relating to property, equipment and intangibles	(10,677)	(16,091)
	Other	(525)	(724)

		$(11,202)	$(16,815)

	Net deferred tax liabilities	$(2,656)	$(6,314)

	Domestic	$-	$-

	Foreign	(2,656)	(6,314)

		$(2,656)	$(6,314)
2.	Deferred taxes are included in the consolidated balance sheets, as follows:

	Current assets	$62	$55

	Non-current assets	-	-

	Current liabilities	(5)	(20)

	Non-current liabilities	(2,713)	(6,349)

		$(2,656)	$(6,314)

Reconciliation of Statutory Tax Rate to Effective Tax Rate
	Year ended December 31,
	2012	2011	2010
Loss before taxes, as reported in the consolidated statements of operations	$(25,054)	$(6,193)	$30,630

Statutory tax rate	25%	24%	25%

Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$(6,264)	$(1,486)	$7,660
Currency differences	(713)	1,673	(394)
Tax adjustment in respect of different tax rates and "Approved Enterprise" status	(3,177)	(2,647)	(568)
Changes in valuation allowance	(3,527)	(11,156)	1,784
Taxes in respect of prior years	835	(513)	(416)
Stock compensation relating to options per ASC 718	331	292	247
Changes in valuation allowance related to Capital gains	(713)	(1,428)	(10,020)
Forfeiture of carry forward tax losses	2,551	8,281	-
Wavestream goodwill impairment and earn out reversal, net	8,831	5,851	-
Nondeductible expenses related to acquisitions	-	-	1,472
Nondeductible expenses and other differences	(16)	790	246

	$(1,862)	$(343)	$11

Schedule of Taxes on Income

	Year ended December 31,
	2012	2011	2010

Current year	$959	$612	$677
Prior years	835	(513)	(416)
Deferred income taxes	(3,656)	(442)	(250)

	$(1,862)	$(343)	$11

Domestic	$1,471	$66	$31
Foreign	(3,333)	(409)	(20)

	$(1,862)	$(343)	$11

Schedule of Income (Loss) Before Taxes on Income
	Year ended December 31,
	2012	2011	2010

Domestic	$1,644	$4,294	$40,680
Foreign	(26,698)	(10,487)	(10,050)

	$(25,054)	$(6,193)	$30,630

SUPPLEMENTARY BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Schedule of Other Current Assets
	December 31,
	2012	2011

Receivables in respect of capital leases (see c below)	$4,130	$3,129
VAT receivables	2,211	2,428
Prepaid expenses	2,784	3,404
Deferred charges	8,611	7,989
Tax receivables	976	1,582
Employees	75	118
Income receivable	3,210	1,155
Advance payments to suppliers	1,300	1,268
Short term deferred taxes	62	55
Receivables from aborted merger	2,750	2,750
Hedging instruments	1,363	-
Other	1,668	1,889

	$29,140	$25,767

Schedule of Long Term Trade Receivables
	December 31,
	2012	2011

Long-term receivables in respect of capital leases (see c below)	$19,498	$20,127
Other receivables	283	92

	$19,781	$20,219

Schedule of Future Capital Lease Receivable
Capital
Year ending December 31,	lease

2013	$4,130
2014	4,063
2015	3,641
2016	3,285
2017	3,207
2018 and after	12,598

$$30,924

Schedule of Short-Term Bank Credit
	Weighted average interest rate
	December 31,		December 31,
	2012	2011	2012	2011
	%

In dollars	4.0	4.0	$3,517	$2,971

Schedule of Other Current Liabilities

	December 31,
	2012	2011

Deferred revenue	$14,528	$12,129
Payroll and related employee accruals	7,049	7,613
Government authorities	3,641	2,472
Advances from customers	3,833	4,279
Provision for vacation pay	6,269	5,922
Capital lease	-	800
Hedging Instruments	-	799
Other	5,016	2,750

	$40,336	$36,764

Schedule of Long-Term Loans
		Interest rate for			December 31,
		2012	2011		2012	2011
	Linkage	%	%	Maturity

Loans from banks:
(a)	U.S.dollar	4.77%	4.77%	2012-2022	$36,000	$40,000
(b)	U.S.dollar	PRIME + 0.25%	-	2012-2015	8,334	-
(c)	Euro	EURIBOR +2.75%	EURIBOR +2.75%	2001-2020	3,805	4,350
(d)	Euro	7.9%	7.9%	2012-2017	571	652
Other loans:	NIS		6%	2011-2012	-	69

					48,710	45,071
Less - current maturities					7,963	4,718

					$40,747	$40,353

Schedule of Long-Term Debt Maturities
Year ending December 31,

2013	$7,963
2014	7,970
2015	6,312
2016	4,655
2017	4,642
2018 and thereafter	17,168

$48,710

Schedule of Other Long-Term Liabilities
	December 31,
	2012	2011

Deferred revenue	$669	$84
Space segment	501	750
Restructuring charge (mainly termination of lease commitments)	635	811
Long-term tax accrual	4,640	6,265
Long term deferred taxes	2,713	6,349
Deferred income	4,742	7,368
Contingent consideration	151	469
Other	4,518	3,245

	$18,569	$25,341

SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2012
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Schedule of Research and Development Expenses, Net
	Year ended December 31,
	2012	2011	2010

Total cost	$32,296	$35,076	$22,194
Less:
Non-royalty-bearing grants	3,055	3,375	3,249

Total research and development expenses, net	$29,241	$31,701	$18,945

Reconciliation of Allowance for Doubtful Accounts
	Year ended December 31,
	2012	2011	2010

Balance at beginning of year	$4,640	$5,774	$6,278
Increase during the year	1,481	2,372	647
Amounts collected	(248)	(557)	(311)
Write-off of bad debts	(1,595)	(2,949)	(840)

Balance at the end of year	$4,278	$4,640	$5,774

Schedule of Financial Income (Expenses), Net
	Year ended December 31,
	2012	2011	2010
Income:
Interest on cash equivalents, bank deposits and restricted cash	$695	$1,099	$1,072
Interest with respect to capital lease	1,474	1,115	272
Other	50	438	367

	2,219	2,652	1,711
Expenses:
Interest with respect to short-term bank credit and other	177	241	17
Interest with respect to long-term loans	2,343	2,719	924
Other	2,341	1,623	1,327

	4,861	4,583	2,268

Total financial expenses, net	$(2,642)	$(1,931)	$(557

Schedule of Other Income
	Year ended December 31,
	2012	2011	2010

Settlement agreements relating to the aborted Agreement and Plan of Merger	$2,727	$2,617	$13,314
Sale of an investment which previously had been written off	-	3,034	24,314
Adjustments to the fair value of the contingent consideration relating to Wavestream's acquisition	-	2,539	-
Other	2	(116)	(268)

	$2,729	$8,074	$37,360

CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION [Abstract]
Schedule of Financial Data for Reportable Operating Segments

	Year ended December 31, 2012
	Commercial	Defense	Services	Total

Revenues	158,882	55,371	134,110	348,363
Cost of Revenues	97,310	40,998	97,055	235,363

Gross profit	61,572	14,373	37,055	113,000

R&D expenses:
Expenses incurred	19,561	12,735	-	32,296
Less - grants	2,261	794	-	3,055

	17,300	11,941	-	29,241

Selling and marketing	24,184	9,128	9,319	42,631
General and administrative	11,221	4,940	17,914	34,075
Impairment of goodwill and intangible assets and restructuring costs	219	31,975	-	32,194

Operating income (loss)	8,648	(43,611)	9,822	(25,141)
Financial expenses, net				(2,642)
Other income				2,729
Loss before taxes				(25,054)
Tax benefit				(1,862)
Net loss				(23,192)

Depreciation and amortization expenses	4,960	9,723	7,899	22,582

	Year ended December 31, 2011
	Commercial	Defense	Services	Total

Revenues	117,185	79,252	142,764	339,201
Cost of Revenues	61,363	51,401	104,810	217,574

Gross profit	55,822	27,851	37,954	121,627

R&D expenses:
Expenses incurred	19,210	15,866	-	35,076
Less - grants	2,775	600	-	3,375

	16,435	15,266	-	31,701

Selling and marketing	22,262	10,973	13,288	46,523
General and administrative	11,666	6,348	17,991	36,005
Costs related to acquisition transactions	39	-	217	256
Impairment of goodwill and intangible assets and restructuring costs	78	18,166	1,234	19,478

Operating income (loss)	5,342	(22,902)	5,224	(12,336)
Financial expenses, net				(1,931)
Other income				8,074
Loss before taxes				(6,193)
Tax benefit				(343)
Net loss				(5,850)

Depreciation and amortization expenses	4,755	10,115	9,251	24,121

	Year ended December 31, 2010
	Commercial	Defense	Services	Total

Revenues	100,932	19,499	112,554	232,985
Cost of Revenues	47,543	11,214	94,374	153,131

Gross profit	53,389	8,285	18,180	79,854

R&D expenses:
Expenses incurred	17,981	4,213	-	22,194
Less - grants	2,816	433	-	3,249

	15,165	3,780	-	18,945

Selling and marketing	19,554	2,695	11,147	33,396
General and administrative	10,074	3,089	16,681	29,844
Costs related to acquisition transactions	-	3,842	-	3,842

Operating income (loss)	8,596	(5,121)	(9,648)	(6,173)
Financial expenses, net				(557)
Other income				37,360
Loss before taxes				30,630
Taxes on income				11
Net loss				30,619

Depreciation and amortization expenses	5,406	1,950	7,438	14,794

Schedule of Revenues by Geographic Area
	Year ended December 31,
	2012	2011	2010

North America	$115,884	$156,326	$83,314
South America and Central America	115,190	100,457	84,388
Asia and Asia Pacific	84,482	51,554	36,350
Europe	23,906	21,126	12,693
Africa	8,901	9,738	16,240

	$348,363	$339,201	$232,985

Schedule of Long-Lived Assets by Geographic Area
	December 31,
	2012	2011

Israel	$71,283	$73,760
Latin America	4,174	4,867
United States	9,693	12,490
Europe	9,059	9,197
Other	518	612

	$94,727	$100,926

GENERAL (Organization and Aborted Agreement) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Aug. 31, 2010	Mar. 31, 2008
GENERAL [Abstract]
Number of operating segments	3
Merger agreement			$ 475,000
Definitive agreement provided for a termination fee		47,500
Aggregate settlement agreement receivable		20,000
Settlement value received	16,685
Remaining legal settlement to be received	$ 2,750

GENERAL (Business Combinations and Impairment of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Business Acquisition [Line Items]
Working capital adjustment			[1],[2]	$ (435)	[1]
Impairment loss		(23,931)		(17,846)
Liability		542		861
Raysat Antenna Systems [Member]
Business Acquisition [Line Items]
Finite lived intangible assets acquired						9,778
Goodwill						20,162
Raysat Antenna Systems [Member] | Technology, customer relationships and backlog [Member]
Business Acquisition [Line Items]
Finite lived intangible assets acquired						9,333
Weighted average useful life of acquired intangible assets						8 years
Raysat Antenna Systems [Member] | In-process research and development [Member]
Business Acquisition [Line Items]
Finite lived intangible assets acquired						445
Weighted average useful life of acquired intangible assets						9 years 6 months
Raysat Antenna Systems [Member] | Patents And Marketing Rights [Member]
Business Acquisition [Line Items]
Finite lived intangible assets acquired						2,500
Raysat Antenna Systems [Member] | RaySat BG [Member]
Business Acquisition [Line Items]
Cash paid for acquisition						3,300
Raysat Antenna Systems [Member] | Satcom-on-the-Move antenna solutions [Member]
Business Acquisition [Line Items]
Cash paid for acquisition						25,200
Wavestream Corporation [Member]
Business Acquisition [Line Items]
Fair value of contingent consideration						1,509
Cash paid for acquisition						135,000
Finite lived intangible assets acquired						43,568
Goodwill						85,920	[3]
Working capital adjustment	435
Impairment loss		(23,931)		(17,846)
Period of projected cash flows		5 years
Long-term growth rate		4.00%		4.00%
Discount rate		13.50%		12.50%
Contingent consideration potential earn out						2,500
Weighted average useful life of acquired intangible assets						7 years 6 months
Wavestream Corporation [Member] | Technology [Member]
Business Acquisition [Line Items]
Impairment of intangible assets		7,948
Cicat Networks Inc [Member]
Business Acquisition [Line Items]
Fair value of contingent consideration				822
Cash paid for acquisition				2,823
Finite lived intangible assets acquired				720
Goodwill				1,890
Contingent consideration potential earn out				1,170
Liability		$ 542
Weighted average useful life of acquired intangible assets				7 years 9 months 18 days

[1]	For information regarding the goodwill adjustment, see note 1d.
[2]	The Company entered into a loan agreement with an Israeli bank. The loan is secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2012 the Company is in compliance with these covenants. As part of the loan agreement, the Company also received a credit line of $ 5,200 from the bank. As of December 31, 2012, the Company used all of this credit line.
[3]	In 2011 the goodwill amount was adjusted by $ 435 as a result of a working capital adjustment

GENERAL (Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed in Business Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010 Raysat Antenna Systems [Member]	Dec. 31, 2010 Raysat Antenna Systems [Member] Technology [Member]	Dec. 31, 2010 Raysat Antenna Systems [Member] Customer relationships [Member]	Dec. 31, 2010 Raysat Antenna Systems [Member] Backlog [Member]	Dec. 31, 2010 Raysat Antenna Systems [Member] In Process Research And Development [Member]	Dec. 31, 2010 Wavestream Corporation [Member]		Dec. 31, 2010 Wavestream Corporation [Member] Technology [Member]	Dec. 31, 2010 Wavestream Corporation [Member] Customer relationships [Member]	Dec. 31, 2010 Wavestream Corporation [Member] Backlog [Member]	Dec. 31, 2011 Cicat Networks Inc [Member]	Dec. 31, 2011 Cicat Networks Inc [Member] Customer relationships [Member]	Dec. 31, 2011 Cicat Networks Inc [Member] Backlog [Member]
Business Acquisition [Line Items]
Cash	$ 1,396					$ 5,873					$ 134
Other current assets	3,140					18,425					1,301
Non-current assets	2,144					355					209
Property and equipment	3,147					3,513					42
Intangible assets	9,778	7,963	1,279	91	445	43,568		40,040	3,187	341	720	626	94
Goodwill	20,162					85,920	[1]				1,890
Current liabilities	(7,867)					(13,609)					(1,075)
Long-term liabilities	(3,436)					(9,097)	[2],[3]				(398)
Net assets acquired	$ 28,463					$ 134,512					$ 2,823

[1]	In 2011 the goodwill amount was adjusted by $ 435 as a result of a working capital adjustment
[2]	Mainly deferred tax liabilities
[3]	Mainly attributed to deferred tax liabilities.

GENERAL (Pro Forma Condensed Results of Operations) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010
GENERAL [Abstract]
Revenues	$ 304,021
Net income	$ 43,600
Basic net earnings per share	$ 1.08
Diluted net earnings per share	$ 1.04

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Of Accounting Policies [Line Items]
Trust liabilities	$ 4,448	$ 1,555
Shipping expenses	4,496	2,863	3,945
Advertising expenses	1,011	1,252	859
Warranty term	provides product warranties for periods between twelve to eighteen months at no extra charge
Research and development expenses	3,055	3,375	3,249
Restricted cash held by trustees	1,664	1,549
Convertible debt fair value		13,937
Total weighted average number of shares related to outstanding options and RSUs excluded from the calculations of diluted net income (loss) per share	6,833,367	5,750,076	3,794,561
Fair value asset hedging instrument	$ 1,363
Short-Term [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	1.13%	1.29%
Long-Term [Member]
Disclosure Of Accounting Policies [Line Items]
Restricted cash weighted average interest rate	2.23%	0.47%

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Property and Equipment Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	50 years
Computers, software and electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Computers, software and electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	10 years
Office furniture and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Office furniture and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	17 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	7 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, useful life description
Over the term of the lease or the useful life of the improvements, whichever is shorter

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Intangible Assets Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2012
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	7 years 10 months 24 days
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	7 years
Marketing rights and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	12 years 3 months 18 days
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	1 year 1 month 6 days

SIGNIFICANT ACCOUNTING POLICIES (Employee Related Benefits) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Severance expense	$ 2,878,000	$ 3,732,000	$ 2,317,000
Description of defined contribution plan
U.S employees may contribute up to 100% of their pretax salary, but not more than statutory limits. Generally, the Group contributes one dollar for each dollar a participant contributes in this plan, in an amount of up to 3% of salary and in addition, it contributes fifty cents for each dollar a participant contributes in this plan, for an additional 3%.

Employer contributions to benefit plan per dollar contributed by employee	1
Employer match percentage	3.00%
Additional employer contributions to benefit plan per dollar contributed by employee	0.5
Contributions to employee benefits plan	$ 906,000	$ 1,230,000	$ 610,000
Additional employer matching percentage	3.00%

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Calculation of Numerator and Denominator in Basic and Diluted Net Earnings (Loss) Per Share) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Numerator for basic and diluted net earnings (loss) per share -
Net income (loss) available to holders of Ordinary shares	$ (23,192)		$ (5,850)		$ 30,619
Denominator for basic net earnings (loss) per share -
Weighted average number of shares	41,410,409		40,929,056		40,466,906
Add-employee stock options and convertible subordinated notes		[1]		[1]	1,518
Denominator for diluted net earnings (loss) per share -
Adjusted weighted average shares assuming exercise of options	41,410,409		40,929,056		41,985,158

[1]	Anti-dilutive.

INVENTORIES (Schedule of Inventory) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials, parts and supplies	$ 8,552	$ 11,172
Work in process	1,404	1,267
Finished products	15,017	19,494
Inventory, Net	$ 24,973	$ 31,933

INVENTORIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVENTORIES [Abstract]
Inventory write-offs	$ 1,395	$ 657	$ 1,066

PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 294,599		$ 293,941
Accumulated depreciation	199,872	[1]	193,015	[1]
Depreciation cost	94,727		100,926
Buildings And Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	95,293		95,001
Computers, Software And Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	99,697		100,920
Equipment Leased To Others [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	79,337		78,102
Accumulated depreciation	73,166		70,015
Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,589		10,360
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	605		672
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 9,078		$ 8,886

[1]	The accumulated depreciation of equipment leased to others as of December 31, 2012 and 2011 is $ 73,166 and $ 70,015, respectively.

PROPERTY AND EQUIPMENT, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 11,935	$ 12,770	$ 11,500

INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 54,882		$ 60,857
Accumulated amortization	18,891		10,930
Amortized cost	35,991		49,927
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	42,504	[1]	48,448	[1]
Accumulated amortization	13,345		7,024
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	5,092		5,092
Accumulated amortization	1,594		859
Marketing rights and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	3,405		3,316
Accumulated amortization	878		669
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	526		526
Accumulated amortization	526		472
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	3,355		3,475
Accumulated amortization	$ 2,548		$ 1,906

[1]	During 2012 the Company recorded an impairment loss of $ 7,948 related to Wavestream's technology (see also note 1e).

INTANGIBLE ASSETS, NET (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Amortization expenses	$ (10,646)	$ (11,351)	$ (3,294)
Wavestream [Member] | Technology [Member]
Business Acquisition [Line Items]
Impairment of intangible assets	$ 7,948

INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
2013	$ 6,717
2014	6,027
2015	5,983
2016	5,839
2017	5,741
2018 and thereafter	5,684
Amortized cost	$ 35,991	$ 49,927

GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
GOODWILL [Abstract]
Goodwill gross balance at the beginning of the period	$ 107,537		$ 106,082
Accumulated impairment losses balance at the beginning of the period	(17,846)
Goodwill balance at the beginning of the period	89,691		106,082
Goodwill acquired during the year			1,890
Goodwill adjustment		[1],[2]	(435)	[1]
Impairment loss	(23,931)		(17,846)
Goodwill gross balance at the end of the period	107,537		107,537
Accumulated impairment losses balance at the end of the period	(41,777)		(17,846)
Goodwill balance at the end of the period	$ 65,760		$ 89,691

[1]	For information regarding the goodwill adjustment, see note 1d.
[2]	The Company entered into a loan agreement with an Israeli bank. The loan is secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2012 the Company is in compliance with these covenants. As part of the loan agreement, the Company also received a credit line of $ 5,200 from the bank. As of December 31, 2012, the Company used all of this credit line.

COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 29, 2001	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Guarantor Obligations [Line Items]
Outstanding inventory purchase commitments		$ 20,816,000	$ 22,567,000
Inventory purchase commitments, sole or limited suppliers		8,339,000	7,324,000
Rent expenses		7,586,000	8,021,000	6,071,000
Sublease revenue		2,222,000	1,600,000	1,446,000
Restructuring accrual		2,350,000
Aggregate amount of guarantees		11,582,000
Restricted cash collateral		917,000
Guarantees on employee performance		46,000,000
Guarantees on salary and benefit costs		10,700,000
Spacenet Inc. [Member]
Guarantor Obligations [Line Items]
Carrying value of property	31,500,000
Operating leaseback contract period	15 years
Annual rent	3,500,000
Deferred capital gain from sale and leaseback	5,600,000
Amortization period of deferred capital gain	15 years
Security deposit	5,000,000
Amount of security deposit remaining		1,000,000
Service expenses		30,441,000	24,120,000	23,638,000
Peru [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees		5,695,000
Throughout the world [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees		1,164,000
Restricted cash collateral		1,099,000
Other [Member]
Guarantor Obligations [Line Items]
Aggregate amount of guarantees		2,925,000
Restricted cash collateral		$ 1,194,000

COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
2013, Gross Commitments	$ 6,715
2014, Gross Commitments	6,045
2015, Gross Commitments	5,910
2016, Gross Commitments	1,918
2017 and after, Gross Commitments	192
Gross Commitments	20,780
2013, Receivables from subleases	1,514
2014, Receivables from subleases	621
2015, Receivables from subleases	481
2016, Receivables from subleases	91
2017 and after, Receivables from subleases
Receivables from subleases	2,707
2013, Net commitments	5,201
2014, Net commitments	5,424
2015, Net commitments	5,429
2016, Net commitments	1,827
2017 and after, Net commitments	192
Net commitments	$ 18,073

COMMITMENTS AND CONTINGENCIES (Schedule of Future Minimum Payments Under Operating Leases for Space Segment Services) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Segment [Line Items]
2013	$ 26,587
2014	22,307
2015	17,791
2016	8,559
2017	1,558
2018 and thereafter	1,701
Gross space segments services	$ 78,503

COMMITMENTS AND CONTINGENCIES (Legal and Tax Contingencies) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	May 31, 2009 Brazilian Tax Authority [Member]	Dec. 31, 2012 Brazilian Tax Authority [Member]	Dec. 31, 2003 Brazilian Tax Authority [Member]	Dec. 31, 2011 Brazilian Tax Authority [Member]	Nov. 30, 2009 Litigation One [Member]	Dec. 31, 2012 Pending And Threatened Litigation [Member]	Dec. 31, 2011 Pending And Threatened Litigation [Member]
Loss Contingencies [Line Items]
Damages being sought			$ 1,530	$ 13,584	$ 4,000		$ 12,400
Estimated maximum loss from contingency				26,102		29,726		2,269	4,450
Accrual for loss contingency	$ 8,070	$ 10,728		$ 7,122		$ 9,649		$ 949	$ 1,079

HEDGING INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of the hedging instruments recorded as liability	$ 1,363	$ (799)
Payroll And Other Operating Expenses [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	(723)	(146)	1,023
Financial Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
The ineffective portion of the hedged instrument recorded as a financial income (loss)	$ (25)	$ (8)	$ 6

EQUITY (Description of Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Option one [Member]	Dec. 31, 2012 Option two [Member]	Dec. 31, 2012 Option three [Member]	Dec. 31, 2012 2003 Plan [Member]	Dec. 31, 2005 2005 Plan [Member]	Dec. 31, 2012 2008 Plan [Member]	Apr. 30, 2012 2008 Plan [Member]	Oct. 31, 2010 2008 Plan [Member]	Oct. 31, 2008 2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares authorized								1,500,000		4,000,000	3,000,000	1,000,000
Shares available for grant							419,120		356,190
Share Price							$ 5
Determining exercise price per share description							the higher of (i) $ 5.00 per share; and (ii) the market value of the shares as of the date of the option grant, unless otherwise provided in the stock option agreement.
Vesting period for plan	4 years	2 years	4 years
Expiration period				6 years	7 years	10 years

EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	0.68%	0.99%	1.70%
Dividend yield	0.00%	0.00%	0.00%
Volatility	45.00%	44.00%	45.00%
Expected term (in years)	5 years	5 years	4 years 9 months
Non-Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest	0.79%		3.16%
Dividend yield	0.00%		0.00%
Volatility	45.00%		48.00%
Expected term (in years)	6 years		7 years

EQUITY (Options Granted to Employees and Non-Employees) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of options exercised during the period	$ 65		$ 1
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted	$ 1.36	$ 1.46	$ 1.93
Fair value of options vested	1,867	1,713	1,444
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options vested	$ 134	$ 371	$ 179
Non-Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted	$ 1.24		$ 2.82

EQUITY (Schedule of Stock Option Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding at beginning of year	4,996,438	4,204,114	4,187,555
Number of options, Granted	1,150,000	900,000	60,000
Number of options, Exercised	(56,000)		(3,000)
Number of options, Expired	(8,938)	(37,937)	(592)
Number of options, Forfeited	(201,702)	(69,739)	(39,849)
Number of options, Outstanding at end of year	5,879,798	4,996,438	4,204,114
Number of options, Exerciable at end of year	4,150,546	4,030,521	3,903,132
Number of options, Vested and expected to vest at December 31, 2012	5,742,704
Weighted average exercise price, Outstanding at beginning of year	$ 5.5	$ 6.5	$ 6.8
Weighted average exercise price, Granted	$ 3.4	$ 4.2	$ 4.8
Weighted average exercise price, Exercised	$ 4.1		$ 5.3
Weighted average exercise price, Expired	$ 77.6	$ 82.1	$ 1,113.3
Weighted average exercise price, Forfeited	$ 5.7	$ 8.2	$ 14.5
Weighted average exercise price, Outstanding at end of year	$ 5	$ 5.5	$ 6.5
Weighted average exercise price, Exercisable at end of year	$ 5.6	$ 5.8	$ 6.6
Weighted average exercise price, Vested and expected to vest at December 31, 2012	$ 5
Weighted average remaining contractual term, Outstanding at January 1, 2012	3 years 7 months 6 days	4 years
Weighted average remaining contractual term, Outstanding at December 31, 2012	3 years 7 months 6 days	4 years
Weighted average remaining contractual term, Exercisable at December 31, 2012	2 years 9 months 18 days
Weighted average remaining contractual term, Vested and expected to vest at December 31, 2012	3 years 7 months 6 days
Aggregate intrinsic value, Outstanding at January 1, 2012	$ 28
Aggregate intrinsic value, Outstanding at December 31, 2012	3,831	28
Aggregate intrinsic value, Exercisable at December 31, 2012	1,008
Aggregate intrinsic value, Vested and expected to vest at December 31, 2012	3,580
Non-Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Outstanding at beginning of year	365,000	365,000
Number of options, Granted	20,000		365,000
Number of options, Exercised
Number of options, Expired
Number of options, Forfeited	(350,000)
Number of options, Outstanding at end of year	35,000	365,000	365,000
Number of options, Exerciable at end of year	7,125	178,188	54,728
Number of options, Vested and expected to vest at December 31, 2012	29,563
Weighted average exercise price, Outstanding at beginning of year	$ 6	$ 6
Weighted average exercise price, Granted	$ 3		$ 6
Weighted average exercise price, Forfeited	$ 6
Weighted average exercise price, Outstanding at end of year	$ 4.1	$ 6	$ 6
Weighted average exercise price, Exercisable at end of year	$ 5.7	$ 6	$ 6
Weighted average exercise price, Vested and expected to vest at December 31, 2012	$ 4.2
Weighted average remaining contractual term, Outstanding at January 1, 2012	5 years 1 month 6 days	5 years 3 months 18 days
Weighted average remaining contractual term, Outstanding at December 31, 2012	5 years 1 month 6 days	5 years 3 months 18 days
Weighted average remaining contractual term, Exercisable at December 31, 2012	4 years 7 months 6 days
Weighted average remaining contractual term, Vested and expected to vest at December 31, 2012	5 years 1 month 6 days
Aggregate intrinsic value, Outstanding at January 1, 2012
Aggregate intrinsic value, Outstanding at December 31, 2012	46
Aggregate intrinsic value, Exercisable at December 31, 2012
Aggregate intrinsic value, Vested and expected to vest at December 31, 2012	$ 39

EQUITY (Schedule of Stock Option Activity by Exercise Price) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding as of December 31, 2012	5,879,798	4,996,438
Options outstanding, Weighted average remaining contractual life	3 years 7 months 6 days	4 years
Options outstanding, Weighted Average Exercise Price	$ 5	$ 5.5
Options exercisable as of December 31, 2012	4,150,546	4,030,521
Options exercisable, Weighted average exercise price of exercisable options	$ 5.6	$ 5.8
Non-Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Ranges of Exercise Price, lower limit	$ 3
Ranges of Exercise Price, upper limit	$ 5.65
Options outstanding as of December 31, 2012	35,000	365,000
Options outstanding, Weighted average remaining contractual life	5 years 1 month 6 days	5 years 3 months 18 days
Options outstanding, Weighted Average Exercise Price	$ 4.1	$ 6
Options exercisable as of December 31, 2012	7,125	178,188
Options exercisable, Weighted average exercise price of exercisable options	$ 5.7	$ 6
$3.00 - 4.30 [Member] | Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Ranges of Exercise Price, lower limit	$ 3
Ranges of Exercise Price, upper limit	$ 4.3
Options outstanding as of December 31, 2012	1,950,000
Options outstanding, Weighted average remaining contractual life	4 years 6 months
Options outstanding, Weighted Average Exercise Price	$ 3.5
Options exercisable as of December 31, 2012	601,750
Options exercisable, Weighted average exercise price of exercisable options	$ 4
$4.54 - 6.77 [Member] | Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Ranges of Exercise Price, lower limit	$ 4.54
Ranges of Exercise Price, upper limit	$ 6.77
Options outstanding as of December 31, 2012	3,784,898
Options outstanding, Weighted average remaining contractual life	3 years 2 months 12 days
Options outstanding, Weighted Average Exercise Price	$ 5.6
Options exercisable as of December 31, 2012	3,403,896
Options exercisable, Weighted average exercise price of exercisable options	$ 5.7
$7.48 - 9.20 [Member] | Employee [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Ranges of Exercise Price, lower limit	$ 7.48
Ranges of Exercise Price, upper limit	$ 9.2
Options outstanding as of December 31, 2012	144,900
Options outstanding, Weighted average remaining contractual life	1 year 9 months 18 days
Options outstanding, Weighted Average Exercise Price	$ 7.8
Options exercisable as of December 31, 2012	144,900
Options exercisable, Weighted average exercise price of exercisable options	$ 7.8

EQUITY (Restricted Share Units Granted to Employees and Non-Employees) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EQUITY [Abstract]
Number of options granted	1,112,500	132,000	597,000
Shares granted, vesting period	4 years
Percentage of options to vest year one	15.00%
Percentage of options to vest year two	25.00%
Percentage of options to vest year three	30.00%
Percentage of options to vest year four	30.00%

EQUITY (Summary of Restricted Stock Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs, Granted	1,112,500	132,000	597,000
Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs, RSUs outstanding at the beginning of the year	846,147	1,326,433	1,225,025
Number of RSUs, Granted	1,112,500	132,000	567,000
Number of RSUs, Vested	(445,731)	(473,973)	(417,029)
Number of RSUs, Forfeited	(164,464)	(138,313)	(48,563)
Number of RSUs, RSUs outstanding at the end of the year	1,348,452	846,147	1,326,433
Weighted average grant date fair value, RSUs outstanding at the beginning of the year	4.2	3.8	3.2
Weighted average grant date fair value, Granted	3.9	4.2	5.5
Weighted average grant date fair value, Vested	3.4	3.3	2.9
Weighted average grant date fair value, Forfeited	5.1	4	2.7
Weighted average grant date fair value, RSUs outstanding at the end of the year	4.1	4.2	3.8
Non-Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs, RSUs outstanding at the beginning of the year	32,250	42,000	17,000
Number of RSUs, Granted			30,000
Number of RSUs, Vested	(13,000)	(9,750)	(5,000)
Number of RSUs, Forfeited
Number of RSUs, RSUs outstanding at the end of the year	19,250	32,250	42,000
Weighted average grant date fair value, RSUs outstanding at the beginning of the year	4.7	4.5	2.7
Weighted average grant date fair value, Granted			5.2
Weighted average grant date fair value, Vested	4	3.6	2.7
Weighted average grant date fair value, Forfeited
Weighted average grant date fair value, RSUs outstanding at the end of the year	5.2	4.7	4.5

EQUITY (Additional Stock-Based Compensation Data) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	1 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2012	Oct. 31, 2011 Chief Executive Officer [Member]	Dec. 31, 2011 Board Of Directors [Member]	Dec. 31, 2012 Employee [Member]	Dec. 31, 2012 Non-Employee [Member]	Dec. 31, 2012 Three Directors [Member]	Dec. 31, 2012 Two Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expense, employees	$ 7,394
Unrecognized share-based compensation expense, non-employees	75
Compensation costs weighted average period to be recognized				1 year 8 months 12 days	1 year 10 months 2 days
Number of options, Granted		400,000	500,000			150,000	100,000
Price per share		$ 3.88	$ 4.5425			$ 5.31
Shares granted, vesting period	4 years	4 years	3 years			3 years
Percentage of options to vest year one	15.00%	15.00%
Percentage of options to vest year two	25.00%	25.00%
Percentage of options to vest year three	30.00%	30.00%
Percentage of options to vest year four	30.00%	30.00%
Estimated fair value, options granted		$ 580	$ 656			$ 299
Options granted, weighted average period		2 years 4 months 17 days	1 year 5 months 1 day			1 year 7 months 17 days

CONVERTIBLE SUBORDINATED NOTES (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2003	Sep. 30, 2012	Dec. 31, 2009
CONVERTIBLE SUBORDINATED NOTES [Abstract]
Debt conversion rate			4.00%
Debt conversion, price per share				$ 17.4
Conversion right exercised	$ 52	$ 9
Debt redeemed					248
Convertible notes outstanding amount		$ 14,374

RESTRUCTURING COST (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
RESTRUCTURING COST [Abstract]
Restructuring expenses	$ 315	$ 1,037

TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Positions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Balance at beginning of year	$ 5,792	$ 7,633
Decrease related to prior year tax positions, net	(1,244)	(1,841)
Balance at end of year	$ 4,548	$ 5,792

TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Tax Credit Carryforward [Line Items]
Duration of tax benefits limitation, option one minimum	7 years
Duration of tax benefits limitation, option one maximum	10 years
Duration of tax benefits limitation, option two	12 years
Minimum percentage of income derived from export to receive tax benefits	25.00%
Uniform tax rate	15.00%
Withholding tax	15.00%
Unrecognized tax benefits, accrued penalties and interest	$ 2,665	$ 3,207
Penalties and interest expense	$ 542	$ 861
Statutory tax rate	25.00%	24.00%	25.00%
Tax benefit exemption
exemption from corporate tax on undistributed income for a period of two to ten years, depending on the geographic location of the Benefitted Enterprise within Israel, and a reduced corporate tax rate of 10% to 25% for the remainder of the benefits period, depending on the level of foreign investment in the company

Development Zone A [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	10.00%
2011 [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	7.00%
2012 [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	12.50%
2013 [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	6.00%
2014 [Member]
Tax Credit Carryforward [Line Items]
Uniform tax rate	12.00%
Subsequent Period 2012 [Member]
Tax Credit Carryforward [Line Items]
Statutory tax rate	25.00%

TAXES ON INCOME (Carryforward Tax Losses and Credits and Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Changes in valuation allowance	$ (3,527)	$ (11,156)	$ 1,784
Israeli [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	52,000
United States [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	256,000
Operating loss carryforwards utilization period	20 years
Europe [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	15,000
Latin America [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 32,000

TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Carryforward tax losses	$ 116,087	$ 120,253
Temporary differences relating to property, equipment and intangibles	7,622	7,990
Other	13,254	14,202
Gross deferred tax assets	136,963	142,445
Valuation allowance	(128,417)	(131,944)
Net deferred tax assets	8,546	10,501
Temporary differences relating to property, equipment and intangibles	(10,677)	(16,091)
Other	(525)	(724)
Gross deferred tax liabilities	(11,202)	(16,815)
Net deferred tax liabilities	(2,656)	(6,314)
Domestic
Foreign	$ (2,656)	$ (6,314)

TAXES ON INCOME (Schedule of Deferred Taxes Included in Consolidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Current assets	$ 62	$ 55
Non-current assets
Current liabilities	(5)	(20)
Non-current liabilities	(2,713)	(6,349)
Net deferred tax liabilities	$ (2,656)	$ (6,314)

TAXES ON INCOME (Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Loss before taxes, as reported in the consolidated statements of operations	$ (25,054)	$ (6,193)	$ 30,630
Statutory tax rate	25.00%	24.00%	25.00%
Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	(6,264)	(1,486)	7,660
Currency differences	(713)	1,673	(394)
Tax adjustment in respect of different tax rates and "Approved Enterprise" status	(3,177)	(2,647)	(568)
Changes in valuation allowance	(3,527)	(11,156)	1,784
Taxes in respect of prior years	835	(513)	(416)
Stock compensation relating to options per ASC 718	331	292	247
Changes in valuation allowance related to Capital gains	(713)	(1,428)	(10,020)
Forfeiture of carry forward tax losses	2,551	8,281
Wavestream goodwill impairment and earn out reversal, net	8,831	5,851
Nondeductible expenses related to acquisitions			1,472
Nondeductible expenses and other differences	(16)	790	246
Taxes on income (tax benefit)	$ (1,862)	$ (343)	$ 11

TAXES ON INCOME (Schedule of Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Current year	$ 959	$ 612	$ 677
Prior years	835	(513)	(416)
Deferred income taxes	(3,657)	(428)	(250)
Domestic	1,471	66	31
Foreign	(3,333)	(409)	(20)
Income tax expense (benefit)	$ (1,862)	$ (343)	$ 11

TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Domestic	$ 1,644	$ 4,294	$ 40,680
Foreign	(26,698)	(10,487)	(10,050)
Income (loss) before income taxes	$ (25,054)	$ (6,193)	$ 30,630

SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Receivables in respect of capital leases (see c below)	$ 4,130	$ 3,129
VAT receivables	2,211	2,428
Prepaid expenses	2,784	3,404
Deferred charges	8,611	7,989
Tax receivables	976	1,582
Employees	75	1,155
Income receivable	3,210	118
Advance payments to suppliers	1,300	1,268
Short-term deferred taxes	62	55
Receivables from aborted merger	2,750	2,750
Hedging instruments	1,363
Other	1,668	1,889
Other current assets	$ 29,140	$ 25,767

SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Long Term Trade Receivables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Long-term receivables in respect of capital leases (see c below)	$ 19,498	$ 20,127
Other receivables	283	92
Long-term trade receivables, receivables in respect of capital leases and other receivables	$ 19,781	$ 20,219

SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Future Capital Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Capital lease
2013	$ 4,130
2014	4,063
2015	3,641
2016	3,285
2017	3,207
2018 and after	12,598
Capital lease, future minumum payment receivable	30,924
Unearned interest income	7,297
Net investments in capital lease receivables	$ 23,627
Revenue from capital and operating leases	4183	15064	8868

SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Short-Term Bank Credit) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Short-term weighted average interest rate	4.00%	4.00%
Short-term bank credit	$ 3,517	$ 2,971

SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Other Current Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Deferred revenue	$ 14,528	$ 12,129
Payroll and related employee accruals	7,049	7,613
Government authorities	3,641	2,472
Advances from customers	3,833	4,279
Provision for vacation pay	6,269	5,922
Capital lease		800
Hedging Instruments		799
Other	5,016	2,750
Other current liabilities	$ 40,336	$ 36,764

SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Long-term loans:
Long-term loans	$ 48,710		$ 45,071
Less - current maturities	7,963		4,718
Long-term loans, excluding current maturities	40,747		40,353
Credit line, maximum borrowing capacity	5,200
Loan from bank (a) [Member]
Long-term loans:
Interest rate	4.77%		4.77%	[1]
Maturity, minimum	Jan 1, 2012	[1]	Jan 1, 2012	[1]
Maturity, maximum	Dec 31, 2022	[1]	Dec 31, 2022	[1]
Long-term loans	36,000	[1]	40,000	[1]
Loan from bank (b) [Member]
Long-term loans:
Interest rate				[2]
Variable interest reference rate	PRIME	[2]
Interest rate, spread on variable rate	0.25%	[2]
Maturity, minimum	Jan 1, 2012	[2]	Jan 1, 2012	[2]
Maturity, maximum	Dec 31, 2015	[2]	Dec 31, 2015	[2]
Long-term loans	8,334	[2]		[2]
Loan from bank (c) [Member]
Long-term loans:
Variable interest reference rate	EURIBOR	[3]	EURIBOR	[3]
Interest rate, spread on variable rate	2.75%	[3]	2.75%	[3]
Maturity, minimum	Jan 1, 2001	[3]	Jan 1, 2001	[3]
Maturity, maximum	Dec 31, 2020	[3]	Dec 31, 2020	[3]
Long-term loans	3,805	[3]	4,350	[3]
Loan from bank (d) [Member]
Long-term loans:
Interest rate	7.90%	[4]	7.90%	[4]
Maturity, minimum	Jan 1, 2012	[4]	Jan 1, 2012	[4]
Maturity, maximum	Dec 31, 2017	[4]	Dec 31, 2017	[4]
Long-term loans	571	[4]	652	[4]
Other loans [Member]
Long-term loans:
Interest rate			6.00%
Maturity, minimum	Jan 1, 2011		Jan 1, 2011
Maturity, maximum	Dec 31, 2012		Dec 31, 2012
Long-term loans			$ 69

[1]	The Company entered into a loan agreement with an Israeli bank. The loan is secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2012 the Company is in compliance with these covenants. As part of the loan agreement, the Company also received a credit line of $ 5,200 from the bank. As of December 31, 2012, the Company used all of this credit line.
[2]	Spacenet entered into a loan agreement with an U.S. bank, the loan is secured by a floating pledge over Spacenet's assets. In addition, there are financial covenants associated with the loan. As of December 31, 2012, Spacenet is in compliance with these covenants.
[3]	A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage is collateralized by the subsidiary's facilities in Germany.
[4]	Raysat BG entered into a mortgage business loan with a Bulgarian bank. The amount of the mortgage is collateralized by Raysat BG building in Bulgaria.

SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Long Term Debt Maturities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
2013	$ 7,963
2014	7,970
2015	6,312
2016	4,655
2017	4,642
2018 and after	17,168
Long-term loans	48,710	45,071
Interest expenses	$ 2,153	$ 2,318	$ 626

SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Other Long-Term Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Deferred revenue	$ 669	$ 84
Space segment	501	750
Restructuring charge (mainly termination of lease commitments)	635	811
Long-term tax accrual	4,640	6,265
Long-term deferred taxes	2,713	6,349
Deferred income	4,742	7,368
Contingent consideration	151	469
Other	4,518	3,245
Other long-term liabilities	$ 18,569	$ 25,341

SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Research and Development Expenses, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Total cost	$ 32,296	$ 35,076	$ 22,194
Less: Non-royalty-bearing grants	3,055	3,375	3,249
Total research and development expenses, net	$ 29,241	$ 31,701	$ 18,945

SELECTED STATEMENTS OF OPERATIONS DATA (Reconciliation of Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Balance at beginning of year	$ 4,640	$ 5,774	$ 6,278
Increase during the year	1,481	2,372	647
Amounts collected	(248)	(557)	(311)
Write-off of bad debts	(1,595)	(2,949)	(840)
Balance at the end of year	$ 4,278	$ 4,640	$ 5,774

SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Financial Income (Expenses), Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Interest on cash equivalents, bank deposits and restricted cash	$ 695	$ 1,099	$ 1,072
Interest with respect to capital lease	1,474	1,115	272
Other	50	438	367
Total financial income	2,219	2,652	1,711
Expenses:
Interest with respect to short-term bank credit and other	177	241	17
Interest with respect to long-term loans	2,343	2,719	924
Other	2,341	1,623	1,327
Total financial expenses	4,861	4,583	2,268
Total financial income (expenses), net	$ (2,642)	$ (1,931)	$ (557)

SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Other Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Settlement agreements relating to the aborted Agreement and Plan of Merger	$ 2,727	$ 2,617	$ 13,314
Sale of an investment which previously had been written off		3,034	24,314
Adjustments to the fair value of the contingent consideration relating to Wavestream's acquisition		2,539
Other	2	(116)	(268)
Total other income	$ 2,729	$ 8,074	$ 37,360

CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 348,363	$ 339,201	$ 232,985
Cost of Revenues	(235,363)	(217,574)	(153,131)
Gross Profit	113,000	121,627	79,854
R&D expenses:
Expenses incurred	32,296	35,076	22,194
Less - grants	3,055	3,375	3,249
Research and development expenses	29,241	31,701	18,945
Selling and marketing	42,631	46,523	33,396
General and administrative	34,075	36,005	29,844
Costs related to acquisition transactions		256	3,842
Impairment of goodwill and intangible assets and restructuring costs	32,194	19,478
Operating income (loss)	(25,141)	(12,336)	(6,173)
Financial expenses, net	(2,642)	(1,931)	(557)
Other income	2,729	8,074	37,360
Loss before taxes	(25,054)	(6,193)	30,630
Tax benefit	(1,862)	(343)	11
Net loss	(23,192)	(5,850)	30,619
Depreciation and amortization expenses	22,582	24,121	14,794
Commercial [Member]
Segment Reporting Information [Line Items]
Revenues	158,882	117,185	100,932
Cost of Revenues	97,310	61,363	47,543
Gross Profit	61,572	55,822	53,389
R&D expenses:
Expenses incurred	19,561	19,210	17,981
Less - grants	2,261	2,775	2,816
Research and development expenses	17,300	16,435	15,165
Selling and marketing	24,184	22,262	19,554
General and administrative	11,221	11,666	10,074
Costs related to acquisition transactions		39
Impairment of goodwill and intangible assets and restructuring costs	219	78
Operating income (loss)	8,648	5,342	8,596
Depreciation and amortization expenses	4,960	4,755	5,406
Defense [Member]
Segment Reporting Information [Line Items]
Revenues	55,371	79,252	19,499
Cost of Revenues	40,998	51,401	11,214
Gross Profit	14,373	27,851	8,285
R&D expenses:
Expenses incurred	12,735	15,866	4,213
Less - grants	794	600	433
Research and development expenses	11,941	15,266	3,780
Selling and marketing	9,128	10,973	2,695
General and administrative	4,940	6,348	3,089
Costs related to acquisition transactions			3,842
Impairment of goodwill and intangible assets and restructuring costs	31,975	18,166
Operating income (loss)	(43,611)	(22,902)	(5,121)
Depreciation and amortization expenses	9,723	10,115	1,950
Services [Member]
Segment Reporting Information [Line Items]
Revenues	134,110	142,764	112,554
Cost of Revenues	97,055	104,810	94,374
Gross Profit	37,055	37,954	18,180
R&D expenses:
Expenses incurred
Less - grants
Research and development expenses
Selling and marketing	9,319	13,288	11,147
General and administrative	17,914	17,991	16,681
Costs related to acquisition transactions		217
Impairment of goodwill and intangible assets and restructuring costs		1,234
Operating income (loss)	9,822	5,224	(9,648)
Depreciation and amortization expenses	$ 7,899	$ 9,251	$ 7,438

CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue and Long-Lived Assets by Geographic Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 348,363	$ 339,201	$ 232,985
Long-lived assets	94,727	100,926
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	115,884	156,326	83,314
South America And Central America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	115,190	100,457	84,388
Asia And Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	84,482	51,554	36,350
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	71,283	73,760
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	4,174	4,867
Latin America [Member] | Net revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	10.00%
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,693	12,490
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	23,906	21,126	12,693
Long-lived assets	9,059	9,197
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,901	9,738	16,240
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 518	$ 612
Australia [Member] | Net revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	14.00%
No Customer [Member] | Net revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage		10.00%	10.00%

SUBSEQUENT EVENTS (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
Mar. 31, 2013
SUBSEQUENT EVENTS [Abstract]
Received partially non-recourse loan	$ 14,700